UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 01/31/2011

Item 1 – Report to Stockholders

January 31, 2011

Semi-Annual Report (Unaudited)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

BlackRock MuniYield Investment Quality Fund (MFT)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT JANUARY 31, 2011

Dear Shareholder

Economic data fluctuated widely throughout 2010, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural prob-

lems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. The sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge to global growth, but overall levels of uncertainty are gradually declining as the United States and the world economy are progressing from a stimulus-driven recovery into a consumption-driven expansion.

In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy. It is important to note that we are in the midst of the first global economic recovery that is being led by emerging economies, and the United States has only just begun its transition to a self-sustaining expansion, suggesting that economic improvements still have a way to go.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Stocks continued their advance through most of January until the political unrest in Egypt and widespread discord across the Middle East caused a sharp, but temporary decline at the end of the period. US stocks outpaced most international markets over the 12-month period. Small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing prices downward) through year end and into the New Year. However, on a 12-month basis, yields were lower overall and fixed income markets performed well. Conversely, the tax-exempt municipal market was dealt an additional blow as it became evident that the Build

America Bond program would expire at the end of 2010. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and sparked additional volatility in the municipal market. These conditions began to moderate as the period came to a close and the market has shown signs of improvement in supply-and-demand technicals.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of January 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.93%	22.19%
US small cap equities (Russell 2000 Index)	20.75	31.36
International equities (MSCI Europe, Australasia, Far East Index)	16.10	15.38
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.25)	5.25
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.20	5.06
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(2.84)	1.10
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	8.65	15.96

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine,

where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder

Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Municipal Market Overview

As of January 31, 2011

The municipal market began the period with a strong tone as rates fell (and prices rose) along with those of US Treasuries. However, the cliché of the
“perfect storm” of negative events all conspired in the final months of 2010, leading to the worst quarterly performance for the municipal market since the tightening cycle of 1994. Treasury yields lost their support as concerns about the US deficit raised questions over the willingness of foreign investors to continue to purchase Treasury securities, at least at the previous historically low yields. Municipal valuations also suffered a quick and severe setback as it became evident that the Build America Bond (“BAB”) program would expire at year-end. The program had opened the taxable market to municipal issuers, which had successfully alleviated supply pressure in the traditional tax-exempt marketplace, bringing down yields in that space.

The financial media has been replete with interviews, articles and presentations advertising the stress experienced in municipal finance, resulting in a loss of confidence among retail investors who buy individual bonds or mutual funds. From the middle of November through year-end, funds specializing in tax-exempt bonds witnessed weekly outflows averaging over $2.5 billion. Long-term and high-yield funds saw the greatest redemptions, followed by state-
specific funds to a lesser but still significant degree. Demand usually is strong at the beginning of the new year against a backdrop of low new-issue supply, but the mutual fund outflows continued in January, putting additional upward pressure on municipal yields. Political uncertainty surrounding the midterm elections and the approach taken by the new Congress on issues such as income tax rates and alternative minimum tax (and the previously mentioned
BAB non-extension) exacerbated the situation. All these conditions, combined with the seasonal illiquidity surrounding year-end holidays and dealers closing their fiscal books, sapped willing market participation from the trading community.

As demand for municipal securities from traditional retail investors was declining and trading desk liquidity was being curtailed, there was no comparable reduction in supply. As it became evident that the BAB program would be retired, issuers rushed deals to market both in the taxable municipal space and, to a lesser degree, in the traditional tax-exempt space. This imbalance in the supply/demand technicals provided the classic market action, leading to wider quality spreads and higher bond yields. The municipal curve steepened as the issuance was concentrated in longer (greater than 20-year) maturities. Curve steepening that began in October accelerated in November, spurred on by Treasury weakness, heavy supply and record outflows. As measured by Thomson
Municipal Market Data, AAA-rated municipals rose nearly 82 basis points (“bps”) for maturities 25 years and longer from July 31, 2010, to January 31,
2011. The spread between two-year and 30-year maturities widened from 360 bps to 406 bps over the period.

The fundamental picture for municipalities will be subject to scrutiny for months to come, as the challenges to state and local budgets are real and need to be addressed with significant cuts to expenses and tax revenue increases. The debates around austerity measures needed to succeed in balancing these budgets are not over whether action needs to be taken, but over degree, approach and political will to accomplish these needs. The attention shone upon municipal finance has the potential to improve this market for the future if these efforts result in greater means toward disclosure and accuracy (and timeli-
ness) of reporting. Early tests to judge progress will come soon as California, Illinois and Puerto Rico need to take austerity measures and access financing in the municipal market to address relatively immediate fiscal imbalances. BlackRock favors a more constructive outlook for the municipal market heading into 2011 as the typical, and this year particularly atypical, weakness passes.

Fund Summary as of January 31, 2011 BlackRock MuniHoldings California Quality Fund, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniHoldings California Insured Fund, Inc. changed its name to BlackRock MuniHoldings California Quality
Fund, Inc.

BlackRock MuniHoldings California Quality Fund, Inc.’s (MUC) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal and California income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal obligations exempt from fed-
eral income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market condi-
tions, the Fund invests at least 80% of its assets in investment grade municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of
Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured Municipal Debt Funds cat-
egory into the Lipper California Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (6.51)% based on market price and (7.59)% based on net asset value (“NAV”). For the same period, the closed-end Lipper California Municipal Debt Funds category posted an aver-
age return of (9.24)% based on market price and (8.09)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (9.05)% based on market price and (6.44)% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund maintained a low average cash reserve level, which benefited total return by boosting income accrual. Increased exposure to tender option bonds to take advantage of the historically steep municipal yield curve also benefited the income accrual. As a result, the Fund was able to increase dividend payments twice over the period. In addition, the Fund’s holdings in corporate-backed municipals aided per-
formance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. Conversely, a generally negative municipal market environment hindered Fund performance. Some widening of credit spreads, especially among California school districts and healthcare credits, detracted from Fund performance, as did a relatively long duration posture given the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUC
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of January 31, 2011 ($12.71)[1]	7.13%
Tax Equivalent Yield[2]	10.97%
Current Monthly Distribution per Common Share[3]	$0.0755
Current Annualized Distribution per Common Share[3]	$0.9060
Leverage as of January 31, 2011[4]	45%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The monthly distribution per share, declared on March 1, 2011, was increased to $0.0765. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and
Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the
Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see
The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.71	$14.04	(9.47)%	$14.69	$12.07
Net Asset Value	$13.02	$14.55	(10.52)%	$15.10	$12.49

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
County/City/Special District/School District	42%	43%
Utilities	29	26
Transportation	11	10
Education	9	10
Corporate	5	5
Health	2	2
State	2	4

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	7%	48%
AA/Aa	71	32
A	17	20
BBB/Baa	5	—
[5] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
(“Moody’s”) ratings.

SEMI-ANNUAL REPORT JANUARY 31, 2011 5

Fund Summary as of January 31, 2011 BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniHoldings New Jersey Insured Fund, Inc. changed its name to BlackRock MuniHoldings New Jersey Quality
Fund, Inc.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.’s (MUJ) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal income tax and New Jersey personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax)
and New Jersey personal income taxes. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured Municipal Debt Funds category into the Lipper New Jersey Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (9.91)% based on market price and (6.19)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (9.78)%
based on market price and (6.43)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (9.05)% based on market price and (6.44)% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to per-
formance based on NAV. The Fund’s exposure to the housing, corporate and pre-refunded sectors contributed to performance as these sectors outperformed the general municipal market. Additionally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period. Conversely, the Fund’s modestly long duration stance detracted from performance, again due to the rising rate environment. In addition, the Fund’s exposure to longer maturity bonds detracted as the long end of the yield curve steepened during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MUJ
Initial Offering Date	March 11, 1998
Yield on Closing Market Price as of January 31, 2011 ($13.15)[1]	6.75%
Tax Equivalent Yield[2]	10.38%
Current Monthly Distribution per Common Share[3]	$0.074
Current Annualized Distribution per Common Share[3]	$0.888
Leverage as of January 31, 2011[4]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$13.15	$15.05	(12.62)%	$15.71	$12.65
Net Asset Value	$13.82	$15.19	(9.02)%	$15.65	$13.43

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
State	32%	30%
Transportation	18	18
Education	13	12
County/City/Special District/
School District	13	17
Health	10	9
Housing	6	6
Utilities	6	6
Tobacco	1	1
Corporate	1	1

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	10%	38%
AA/Aa	54	25
A	22	28
BBB/Baa	13	7
Not Rated	1	2[6]

5 Using the higher of S&P’s and Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2010, the market value of these securities was $7,659,796 representing 2% of the Fund’s long-term investments.

6 SEMI-ANNUAL REPORT JANUARY 31, 2011

Fund Summary as of January 31, 2011 BlackRock MuniYield Investment Quality Fund

Fund Overview

Effective November 9, 2010, BlackRock MuniYield Insured Investment Fund changed its name to BlackRock MuniYield Investment Quality Fund.

BlackRock MuniYield Investment Quality Fund’s (MFT) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its invest-
ment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of
Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Insured Municipal Debt Funds (Leveraged)
category into the Lipper General Municipal Debt Funds (Leveraged) category. For the six months ended January 31, 2011, the Fund returned (12.86)%
based on market price and (7.97)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (8.46)% based on market price and (6.45)% based on NAV, while the closed-end Lipper Insured Municipal Debt Funds (Leveraged)
category posted an average return of (11.13)% based on market price and (6.92)% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Conversely, the Fund’s exposure to the housing sector contributed to perform-
ance as the sector was one of the municipal market’s better performers. Additionally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MFT
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2011 ($12.05)[1]	7.07%
Tax Equivalent Yield[2]	10.88%
Current Monthly Distribution per Common Share[3]	$0.071
Current Annualized Distribution per Common Share[3]	$0.852
Leverage as of January 31, 2011[4]	41%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.05	$14.28	(15.62)%	$14.47	$11.15
Net Asset Value	$12.36	$13.87	(10.89)%	$14.38	$11.96

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
Utilities	28%	27%
County/City/Special District/School District	24	26
Transportation	18	16
Health	14	14
State	10	11
Housing	3	4
Education	2	2
Tobacco	1	—

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	7%	58%
AA/Aa	79	22
A	9	17
B/B	4	—
Not Rated	1	3[6]

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2010, the market value of these securities was $4,251,053 representing 2% of the Fund’s long-term investments.

SEMI-ANNUAL REPORT JANUARY 31, 2011 7

Fund Summary as of January 31, 2011 BlackRock MuniYield Michigan Quality Fund, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniYield Michigan Insured Fund, Inc. changed its name to BlackRock MuniYield Michigan Quality Fund, Inc.

BlackRock MuniYield Michigan Quality Fund, Inc.’s (MIY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Michigan income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Michigan income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of
Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured Municipal Debt Funds category into the Lipper Michigan Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (8.36)% based on market price and (5.31)% based on NAV. For the same period, the closed-end Lipper Michigan Municipal Debt Funds category posted an average return of (7.46)%
based on market price and (5.90)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (9.05)% based on market price and (6.44)% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund maintained a low average cash reserve level, which benefited total return by boosting income accrual.
Increased exposure to tender option bonds to take advantage of the historically steep municipal yield curve also benefited the income accrual. In addition, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand. Conversely, a generally negative municipal market environment hindered Fund performance. Some widening of credit spreads, especially among health care credits, also detracted from Fund performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MIY
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2011 ($12.91)[1]	7.11%
Tax Equivalent Yield[2]	10.94%
Current Monthly Distribution per Common Share[3]	$0.0765
Current Annualized Distribution per Common Share[3]	$0.9180
Leverage as of January 31, 2011[4]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.91	$14.55	(11.27)%	$15.28	$12.12
Net Asset Value	$13.68	$14.92	(8.31)%	$15.37	$13.32

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
County/City/Special District/School District	33%	33%
Utilities	15	12
Health	12	14
Corporate	11	11
Transportation	9	12
State	9	9
Education	7	6
Housing	4	3

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	3%	43%
AA/Aa	67	26
A	27	28
BBB/Baa	2	1
Not Rated[6]	1	2

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2011 and July 31, 2010, the market value of these securities was $3,126,598 representing 1% and $2,921,098, repre-
senting 1%, respectively, of the Fund's long-term investments.

8 SEMI-ANNUAL REPORT JANUARY 31, 2011

Fund Summary as of January 31, 2011 BlackRock MuniYield New Jersey Quality Fund, Inc.

Fund Overview

Effective November 9, 2010, BlackRock MuniYield New Jersey Insured Fund, Inc. changed its name to BlackRock MuniYield New Jersey Quality Fund, Inc.

BlackRock MuniYield New Jersey Quality Fund, Inc.’s (MJI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of
Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured Municipal Debt
Funds category into the Lipper New Jersey Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (10.76)%
based on market price and (6.15)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (9.78)% based on market price and (6.43)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt
Funds category posted an average return of (9.05)% based on market price and (6.44)% based on NAV. All returns reflect reinvestment of dividends.
The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s exposure to the housing, corporate and pre-refunded sectors contributed to performance as these sectors outperformed the general municipal market. Additionally, the Fund’s exposure to shorter-duration bonds and premium coupon bonds (6% or higher) benefited performance in the rising interest rate environment of the period. Conversely, the Fund’s modestly long duration stance detracted from performance, again due to the rising rate environment. In addition, the Fund’s exposure to longer maturity bonds detracted as the long end of the yield curve steepened during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MJI
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2011 ($12.92)[1]	6.69%
Tax Equivalent Yield[2]	10.29%
Current Monthly Distribution per Common Share[3]	$0.072
Current Annualized Distribution per Common Share[3]	$0.864
Leverage as of January 31, 2011[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$12.92	$14.92	(13.40)%	$15.56	$12.20
Net Asset Value	$13.66	$15.00	(8.93)%	$15.49	$13.27

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
State	28%	28%
Education	19	16
County/City/Special District/School District	12	17
Transportation	10	9
Health	10	10
Utilities	9	9
Housing	8	7
Corporate	3	3
Tobacco	1	1

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	8%	31%
AA/Aa	48	23
A	31	36
BBB/Baa	9	5
Not Rated	4	5[6]

5 Using the higher of S&P’s and Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2010, the market value of these securities was $8,904,633, representing 5% of the Fund’s long-term investments.

SEMI-ANNUAL REPORT JANUARY 31, 2011 9

Fund Summary as of January 31, 2011 BlackRock MuniYield Pennsylvania Quality Fund

Fund Overview

Effective November 9, 2010, BlackRock MuniYield Pennsylvania Insured Fund changed its name to BlackRock MuniYield Pennsylvania Quality
Fund. BlackRock MuniYield Pennsylvania Quality Fund’s (MPA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Pennsylvania income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Fund’s investment policy was changed by the removal of the insurance investment policy that required at least
80% of Fund assets to be invested in insured municipal securities. Accordingly, the Fund was moved from the Lipper Single-State Insured
Municipal Debt Funds category into the Lipper Pennsylvania Municipal Debt Funds category. For the six months ended January 31, 2011, the Fund returned (10.43)% based on market price and (6.76)% based on NAV. For the same period, the closed-end Lipper Pennsylvania
Municipal Debt Funds category posted an average return of (9.19)% based on market price and (6.17)% based on NAV, while the closed-end
Lipper Single-State Insured Municipal Debt Funds category posted an average return of (9.05)% based on market price and (6.44)% based on
NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. A generally negative municipal market environment hindered Fund performance. Conversely, the Fund maintained a low average cash reserve level, which benefited total return by boosting income accrual.
Increased exposure to tender option bonds to take advantage of the historically steep municipal yield curve also benefited the income accrual. In addition, the Fund’s holdings in corporate-backed municipals aided performance as non-traditional investors identified the sector’s attractive investment opportunities and subsequently drove up demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MPA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2011 ($13.24)[1]	6.93%
Tax Equivalent Yield[2]	10.66%
Current Monthly Distribution per Common Share[3]	$0.0765
Current Annualized Distribution per Common Share[3]	$0.9180
Leverage as of January 31, 2011[4]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/11	7/31/10	Change	High	Low
Market Price	$13.24	$15.26	(13.24)%	$15.71	$12.56
Net Asset Value	$13.89	$15.38	(9.69)%	$15.86	$13.45

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/11	7/31/10
County/City/Special District/School District	30%	29%
State	23	23
Utilities	12	12
Transportation	12	12
Health	10	12
Education	6	5
Housing	3	4
Corporate	4	3

Credit Quality Allocations[5]
	1/31/11	7/31/10
AAA/Aaa	8%	41%
AA/Aa	73	42
A	15	16
BBB/Baa	4	1
[5] Using the higher of S&P’s or Moody’s ratings.

10 SEMI-ANNUAL REPORT JANUARY 31, 2011

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their common shares of beneficial interest (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue preferred shares (“Preferred Shares”), which pay dividends at prevailing short-term interest rates, and invest the pro-
ceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will nor-
mally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund
(including the assets obtained from leverage) are invested in higher-yield-
ing portfolio investments, each Fund’s holders of common shares
(“Common Shareholders”) will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capital-
ization is $100 million and it issues Preferred Shares for an additional
$50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are
3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of
Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the
Preferred Shares issuance earn income based on long-term interest rates.
In this case, the dividends paid to holders of preferred shares (“Preferred
Shareholders”) are significantly lower than the income earned on the
Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Fund pays divi-
dends on the higher short-term interest rates whereas the Fund’s total port-
folio earns income based on lower long-term interest rates.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of TOBs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with
Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the
Funds and Common Shareholders, but as described above, it also creates risks as short or long-term interest rates fluctuate. Leverage also will gener-
ally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each
Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate Preferred Shares issued by the Funds. Each
Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2011, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
MUC	45%
MUJ	39%
MFT	41%
MIY	39%
MJI	36%
MPA	40%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including finan-
cial futures contracts, as specified in Note 2 of the Notes to Financial
Statements, which may constitute forms of economic leverage. Such instru-
ments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks.
Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. Each Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of deriva-
tive instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inoppor-
tune times or for distressed values, may limit the amount of appreciation a
Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might oth-
erwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 11

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 117.4%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	$ 2,435	$ 2,495,169
County/City/Special District/School District — 47.8%
Alameda County Joint Powers Authority, Refunding RB,
Lease (AGM), 5.00%, 12/01/34	13,180	12,210,743
Bonita Unified School District California, GO, Election
of 2004, Series B:
(BHAC), 5.00%, 8/01/31	5,000	4,694,900
(NPFGC), 5.00%, 8/01/29	8,350	8,162,793
Cabrillo Community College District, GO, Election of 2004,
Series B (NPFGC), 5.00%, 8/01/36	4,000	3,817,120
Central Unified School District, GO, Election of 2008,
Series A (AGC), 5.63%, 8/01/33	2,600	2,684,162
City of Garden Grove California, COP, Series A, Financing
Project (AMBAC), 5.50%, 3/01/26	4,040	4,098,620
City of Lodi California, COP, Refunding, Series A (AGM),
5.00%, 10/01/32	2,080	1,919,424
City of Redding California, COP, Refunding, Series A
(AGM), 5.00%, 6/01/30	5,735	5,395,832
Colton Joint Unified School District, GO, Series A (NPFGC),
5.38%, 8/01/26	2,500	2,531,800
Corona Department of Water & Power, COP (NPFGC),
5.00%, 9/01/29	5,910	5,314,154
County of Kern California, COP, Capital Improvements
Projects, Series A (AGC), 6.00%, 8/01/35	3,500	3,676,680
Covina-Valley Unified School District California, GO,
Refunding, Series A (AGM), 5.50%, 8/01/26	2,395	2,459,497
Culver City Redevelopment Finance Authority California,
Tax Allocation Bonds, Refunding, Series A (AGM),
5.60%, 11/01/25	3,750	3,796,050
Fullerton Joint Union High School District California, GO,
Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	6,685	6,621,359
Jurupa Public Financing Authority, RB, Superior Lien,
Series A (AGM):
5.00%, 9/01/30	4,000	3,610,800
5.00%, 9/01/33	2,000	1,779,160
5.00%, 9/01/39	4,230	3,706,960
Los Angeles Community College District California, GO,
Election of 2008, Series C, 5.25%, 8/01/39	1,500	1,419,555
Los Angeles Community Redevelopment Agency
California, RB, Bunker Hill Project, Series A (AGM),
5.00%, 12/01/27	10,000	10,016,600
Los Angeles County Metropolitan Transportation Authority,
Refunding RB, Proposition A, First Tier, Senior Series A
(AMBAC), 5.00%, 7/01/35	9,000	8,899,560
Los Gatos Union School District California, GO, Election
of 2001, Series B (AGM), 5.00%, 8/01/30	2,735	2,757,345
Los Rios Community College District, GO, Election
of 2008, Series A, 5.00%, 8/01/35	11,000	10,181,160

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (continued)
Marin Community College District, GO, Election of 2004,
Series A (NPFGC), 5.00%, 8/01/28	$ 5,860	$ 5,806,088
Marysville Joint Unified School District California, GO,
Election of 2008 (AGC), 5.13%, 8/01/34	6,915	6,445,956
Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	2,000	1,902,040
Orange County Sanitation District, COP, Series A,
5.00%, 2/01/35	2,500	2,465,625
Oxnard Union High School District, GO, Refunding,
Election of 2004, Series A (AGM), 5.00%, 8/01/35	11,110	10,103,545
Port of Oakland, Refunding RB, Series M, AMT (NPFGC),
5.38%, 11/01/27	24,465	22,787,435
Redlands Unified School District California, GO, Election
of 2008 (AGM), 5.25%, 7/01/33	5,000	4,784,000
Redwoods Community College District, GO, Election
of 2004 (NPFGC), 5.00%, 8/01/31	4,630	4,446,420
Riverside Unified School District California, GO, Election
of 2001, Series B (NPFGC), 5.00%, 8/01/30	10,735	10,134,591
Saddleback Valley Unified School District California,
GO (AGM), 5.00%, 8/01/29	4,115	4,046,732
Salinas Union High School District California, GO, Election
of 2002, Series B (NPFGC), 5.00%, 6/01/26	3,490	3,449,272
San Bernardino Community College District, GO, Election
of 2002, Series A, 6.25%, 8/01/33	205	216,146
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	7,000	6,747,930
San Diego Regional Building Authority, RB, County
Operations Center & Annex, Series A, 5.50%, 2/01/29	675	682,398
San Francisco Community College District California, GO,
Election of 2001, Series C (AGM), 5.00%, 6/15/31	4,195	4,013,902
San Jose Evergreen Community College District California,
GO, Refunding, CAB, Election of 2004, Series A
(NPFGC), 5.92%, 9/01/24 (a)	10,410	4,712,919
San Mateo County Transportation District California,
Refunding RB, Series A (NPFGC), 5.00%, 6/01/29	5,650	5,693,392
Santa Clara Redevelopment Agency California, Tax
Allocation Bonds, Bayshore North Project, Series A
(AMBAC), 5.50%, 6/01/23	10,000	9,975,300
Santa Rosa High School District California, GO, Election
of 2002 (NPFGC), 5.00%, 8/01/28	2,855	2,720,530
Snowline Joint Unified School District, COP, Refunding,
Refining Project (AGC), 5.75%, 9/01/38	5,635	5,890,773
Walnut Valley Unified School District California, GO,
Election of 2007, Measure S, Series A (AGM),
5.00%, 2/01/33	2,000	1,851,680
Walnut Valley Unified School District, GO, Election
of 2007, Measure S, Series A (AGM), 5.00%, 8/01/30	1,000	937,240
West Contra Costa Unified School District California,
GO (AGM):
Election of 2002, Series B, 5.00%, 8/01/32	6,690	6,401,193
Election of 2005, Series A, 5.00%, 8/01/26	2,595	2,602,240

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the		BHAC	Berkshire Hathaway Assurance Corp.	GO	General Obligation Bonds
Schedules of Investments, the names and descriptions of		CAB	Capital Appreciation Bonds	HDA	Housing Development Authority
many of the securities have been abbreviated according		CIFG	CDC IXIS Financial Guaranty	HFA	Housing Finance Agency
to the following list:		COP	Certificates of Participation	HRB	Housing Revenue Bonds
		EDA	Economic Development Authority	IDA	Industrial Development Authority
ACA	ACA Financial Guaranty Corp.	EDC	Economic Development Corp.	ISD	Independent School District
AGC	Assured Guaranty Corp.	ERB	Education Revenue Bonds	LRB	Lease Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	RB	Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	GAN	Grant Anticipation Notes	S/F	Single-Family
		GARB	General Airport Revenue Bonds
See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (concluded)
West Contra Costa Unified School District, GO, Election
of 2005, Series A (AGM), 5.00%, 8/01/35	$ 12,000	$ 11,182,560
Westminster Redevelopment Agency California, Tax
Allocation Bonds, Subordinate, Commercial
Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,603,451
		254,357,632
Education — 8.5%
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.00%, 10/01/39	1,000	973,200
California State Public Works Board, RB, University
of California, Institute Project, Series C (AMBAC),
5.00%, 4/01/30	5,025	4,712,294
California State University, Refunding RB, Systemwide,
Series C (NPFGC), 5.00%, 11/01/35	10,000	9,015,400
Riverside Community College District, GO, Election
of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	8,244,338
San Diego Community College District, GO, Election
of 2006 (AGM), 5.00%, 8/01/30	6,360	6,243,485
University of California, RB, Limited Project, Series D
(AGM), 5.00%, 5/15/37	5,950	5,722,353
University of California, Refunding RB, General, Series A
(AMBAC), 5.00%, 5/15/27	10,500	10,406,865
		45,317,935
Health — 4.6%
ABAG Finance Authority for Nonprofit Corps, Refunding RB,
Sharp Healthcare:
6.25%, 8/01/39	5,000	4,960,550
Series A, 6.00%, 8/01/30 (b)	2,250	2,157,795
California Health Facilities Financing Authority, RB,
Providence Health Services, Series B, 5.50%, 10/01/39	190	182,320
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,700	3,702,183
Sutter Health, Series B, 6.00%, 8/15/42 (b)	2,800	2,749,376
California Statewide Communities Development Authority,
RB, Health Facility, Memorial Health Services, Series A,
6.00%, 10/01/23	4,915	5,062,155
City of Newport Beach California, RB, Hoag Memorial
Hospital Presbyterian, 6.00%, 12/01/40 (b)	1,070	1,065,474
City of Torrance California, RB, Torrance Memorial Medical
Center, Series A, 5.00%, 9/01/40	5,350	4,478,004
		24,357,857
State — 3.3%
California Community College Financing Authority, RB,
Grossmont-Palomar-Shasta, Series A (NPFGC),
5.63%, 4/01/26	2,180	2,179,934
California State Public Works Board, RB, Department
of Education, Riverside Campus Project, Series B,
6.50%, 4/01/34	3,670	3,767,659
California State University, Refunding RB, Systemwide,
Series C (NPFGC), 5.00%, 11/01/28	12,000	11,481,720
		17,429,313
Transportation — 19.0%
City of Fresno California, RB, Series B, AMT (AGM),
5.50%, 7/01/20	4,455	4,559,069
City of San Jose California, RB, Series D (NPFGC),
5.00%, 3/01/28	7,500	7,289,850
County of Orange California, RB, Series B,
5.75%, 7/01/34	6,345	6,564,474

	Par
Municipal Bonds	(000)	Value
California (continued)
Transportation (concluded)
County of Sacramento California, RB, Senior Series B:
5.75%, 7/01/39	$ 2,650	$ 2,635,160
AMT (AGM), 5.75%, 7/01/28	13,170	13,311,709
AMT (AGM), 5.25%, 7/01/33	19,525	18,071,168
Los Angeles Harbor Department, RB, Series B,
5.25%, 8/01/34	5,530	5,377,261
Port of Oakland, RB, Series K, AMT (NPFGC),
5.75%, 11/01/29	19,660	18,685,061
San Francisco City & County Airports Commission, RB,
Series E, 6.00%, 5/01/39	9,650	9,933,324
San Francisco City & County Airports Commission,
Refunding RB, Second Series 34E, AMT (AGM),
5.75%, 5/01/24	5,000	5,186,200
San Mateo County Transportation Authority,
Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	9,705,700
		101,318,976
Utilities — 33.7%
California State Department of Water Resources,
Refunding RB, Water System, Series AG,
5.00%, 12/01/28	4,450	4,490,851
City of Escondido California, COP, Refunding, Series A
(NPFGC), 5.75%, 9/01/24	465	471,059
City of Glendale California, RB (AGC), 5.00%, 2/01/31	5,030	4,881,514
City of Los Angeles California, Refunding RB,
Sub-Series A, 5.00%, 6/01/32	3,000	2,926,770
City of Santa Clara California, RB, Sub-Series A (NPFGC),
5.00%, 7/01/28	6,050	6,028,825
Dublin-San Ramon Services District, Refunding RB,
6.00%, 8/01/41	4,000	4,046,160
East Bay Municipal Utility District, Refunding RB,
Sub-Series A (AMBAC), 5.00%, 6/01/33	6,545	6,544,542
East Valley Water District Financing Authority,
Refunding RB, 5.00%, 10/01/40	4,070	3,773,663
Eastern Municipal Water District, COP, Series H,
5.00%, 7/01/33	2,500	2,352,225
Los Angeles County Sanitation Districts Financing
Authority, Refunding RB, Capital Project 14 (BHAC),
5.00%, 10/01/34	7,915	7,637,658
Los Angeles Department of Water & Power, RB
(AMBAC), System:
Sub-Series A-1, 5.00%, 7/01/36	4,610	4,411,678
Sub-Series A-2, 5.00%, 7/01/35	1,150	1,103,000
Metropolitan Water District of Southern California, RB,
Series B-1 (NPFGC), 5.00%, 10/01/33	9,000	8,879,220
Oxnard Financing Authority, RB (NPFGC):
Project, 5.00%, 6/01/31	10,000	9,196,700
Redwood Trunk Sewer & Headworks, Series A,
5.25%, 6/01/34	13,000	12,574,640
Sacramento City Financing Authority California,
Refunding RB (NPFGC), 5.00%, 12/01/29	8,775	8,013,857
Sacramento Municipal Utility District, RB (NPFGC):
Cosumnes Project, 5.13%, 7/01/29	36,760	36,177,354
Series R, 5.00%, 8/15/33	22,150	21,337,759
San Francisco City & County Public Utilities
Commission, RB:
Series A (NPFGC), 5.00%, 11/01/32	15,000	14,629,800
Series B, 5.00%, 11/01/30	14,000	13,723,500
Turlock Public Financing Authority California, RB,
Series A (NPFGC), 5.00%, 9/15/33	6,655	6,334,362
		179,535,137
Total Municipal Bonds — 117.4%		624,812,019

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 13

Schedule of Investments (continued) BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
California — 61.3%
Corporate — 7.5%
San Francisco Bay Area Rapid Transit District,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	$ 23,100	$ 23,099,076
University of California, RB, Limited Project, Series B
(AGM), 5.00%, 5/15/33	17,397	16,739,348
		39,838,424
County/City/Special District/School District — 27.1%
Contra Costa Community College District California, GO,
Election of 2002 (NPFGC), 5.00%, 8/01/28	7,800	7,639,710
Desert Community College District California, GO,
Series C (AGM), 5.00%, 8/01/37	16,530	15,190,078
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	6,247,263
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	10,610,548
Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,151,438
Ohlone Community College District, GO, Ohlone, Series B
(AGM), 5.00%, 8/01/30	16,518	15,727,503
Peralta Community College District, GO, Election of 2000,
Series D (AGM), 5.00%, 8/01/35	15,490	14,754,535
Poway Unified School District, GO, Election of 2002,
Improvement District 02, Series 1-B (AGM),
5.00%, 8/01/30	10,000	9,372,400
San Bernardino Community College District California,
GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	17,770	16,582,253
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	12,549	12,097,376
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	2,499	2,458,546
San Jose Financing Authority, Refunding RB, Civic Center
Project, Series B (AMBAC), 5.00%, 6/01/32	14,800	13,529,272
Vista Unified School District California, GO, Series A
(AGM), 5.25%, 8/01/25	10,016	10,119,983
		144,480,905
Education — 8.2%
Chaffey Community College District, GO, Election of 2002,
Series B (NPFGC), 5.00%, 6/01/30	9,905	9,409,150
Peralta Community College District, GO, Peralta
Community College (AGM), 5.00%, 8/01/32	6,980	6,484,909
Riverside Community College District, GO, Election
of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	8,395,091
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	7,616,240
Series O, 5.75%, 5/15/34	11,190	11,877,625
		43,783,015
Utilities — 18.5%
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,100	8,669,388
East Bay Municipal Utility District, RB, Sub-Series A
(NPFGC), 5.00%, 6/01/35	12,070	11,754,249
East Bay Municipal Utility District, Refunding RB,
Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	14,403,932
Los Angeles Department of Water & Power, RB (AGM):
Power System, Sub-Series A-1, 5.00%, 7/01/31	4,993	4,830,914
System, Sub-Series A-2, 5.00%, 7/01/35	7,500	7,193,475
Metropolitan Water District of Southern California, RB,
Series A (AGM), 5.00%, 7/01/35	12,870	12,690,850
Rancho Water District Financing Authority, Refunding RB,
Series A (AGM), 5.00%, 8/01/34	5,008	4,768,819
Sacramento Regional County Sanitation District, RB,
Sacramento Regional County Sanitation (NPFGC),
5.00%, 12/01/36	4,500	4,329,270

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
California (concluded)
Utilities (concluded)
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	$ 10,000	$ 9,644,100
Series 2008-A (AGM), 5.00%, 5/01/33	16,740	16,171,843
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/31	4,000	3,871,040
		98,327,880
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 61.3%		326,430,224
Total Long-Term Investments
(Cost — $999,648,794) — 178.7%		951,242,243
Short-Term Securities	Shares
BIF California Municipal Money Fund,
0.04% (d)(e)	11,973,467	11,973,467
Total Short-Term Securities
(Cost — $11,973,467) — 2.3%		11,973,467
Total Investments (Cost — $1,011,622,261*) — 181.0%		963,215,710
Other Assets Less Liabilities — 0.9%		5,029,260
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (34.2)%		(182,020,904)
Preferred Shares, at Redemption Value — (47.7)%		(254,012,979)
Net Assets Applicable to Common Shares — 100.0%		$ 532,211,087

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 829,480,275
Gross unrealized appreciation	$ 2,522,008
Gross unrealized depreciation	(50,641,206)
Net unrealized depreciation	$ (48,119,198)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
Citigroup Global Inc.	$3,223,269	$(39,525)
Morgan Stanley Co. Inc.	$2,749,376	$ 26,572

(c) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF California
Municipal
Money Fund	71,270,966	(59,297,499)	11,973,467	$ 2,476

(e) Represents the current yield as of report date.

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (concluded) BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 951,242,243	—	$ 951,242,243
Short-Term
Securities	$ 11,973,467	—	—	11,973,467
Total	$ 11,973,467	$ 951,242,243	—	$ 963,215,710

1 See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 15

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 138.3%
Corporate — 1.7%
New Jersey EDA, RB, Disposal, Waste M Management
of New Jersey, Series A, Mandatory Put Bonds, AMT,
5.30%, 6/01/15 (a)	$ 2,500	$ 2,590,550
New Jersey EDA, Refunding RB, New Jersey
American Water Co., Inc. Project, Series A, AMT,
5.70%, 10/01/39	2,500	2,399,700
		4,990,250
County/City/Special District/School District — 17.3%
Borough of Hopatcong New Jersey, GO, Refunding,
Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,502,668
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.44%, 7/01/32	4,605	4,079,616
5.51%, 7/01/33	1,395	1,222,173
5.59%, 7/01/37	1,470	1,267,449
County of Middlesex New Jersey, COP (NPFGC):
5.25%, 6/15/23	1,550	1,553,627
Refunding, 5.50%, 8/01/16	1,375	1,405,484
East Orange Board of Education, COP (AGM),
5.50%, 8/01/12	4,135	4,261,986
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	1,235	1,189,194
4.25%, 3/01/35	1,300	1,241,422
4.30%, 3/01/36	1,370	1,305,624
4.30%, 3/01/37	1,440	1,375,142
4.30%, 3/01/38	1,515	1,440,916
Essex County Improvement Authority, LRB, County
Correctional Facility Project, Series A (FGIC),
5.00%, 10/01/13 (c)	4,400	4,869,304
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC):
5.50%, 10/01/27	250	259,975
5.50%, 10/01/28	4,840	4,983,458
Hudson County Improvement Authority, RB,
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	3,600	3,619,404
Middlesex County Improvement Authority, RB,
Senior Citizens Housing Project, AMT (AMBAC),
5.50%, 9/01/30	500	473,045
Monmouth County Improvement Authority, Refunding RB,
Governmental Loan (AMBAC):
5.35%, 12/01/17	110	110,316
5.38%, 12/01/18	115	115,332
Morristown Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,835,032
5.00%, 8/01/33	3,000	2,960,130
New Jersey State Transit Corp., COP, Subordinate,
Federal Transit Administration Grants, Series A (AGM),
5.00%, 9/15/21	2,000	2,022,400
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	620	530,404
Salem County Improvement Authority, RB, Finlaw Street
Office Building (AGM), 5.38%, 8/15/28	400	388,712
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	3,750	3,865,950
4.50%, 1/01/16	1,920	1,969,248
		50,848,011
Education — 20.3%
New Jersey EDA, RB:
International Center For Public Health Project,
University of Medicine and Dentistry (AMBAC),
6.00%, 6/01/32	5,000	4,826,500
School Facilities Construction, Series Y,
5.00%, 9/01/33	3,000	2,859,390

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC),
5.00%, 7/01/21	$ 1,200	$ 1,234,608
Montclair State University, Series A (AMBAC),
5.00%, 7/01/22	2,880	2,949,811
Richard Stockton College, Series F (NPFGC),
5.00%, 7/01/31	2,625	2,468,130
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (c)	3,260	3,661,795
Rowan University, Series C (NPFGC),
5.13%, 7/01/14 (c)	3,615	4,075,587
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	9,740	9,458,806
Montclair State University, Series J (NPFGC),
4.25%, 7/01/30	3,775	3,285,383
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,074,825
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	740,628
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	240	247,308
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	285	293,678
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (c)	265	273,069
Rowan University, Series C (NPFGC),
5.25%, 7/01/17	2,135	2,188,610
Rowan University, Series C (NPFGC),
5.25%, 7/01/18	2,535	2,597,589
Rowan University, Series C (NPFGC),
5.25%, 7/01/19	2,370	2,427,804
Stevens Institute of Technology, Series A,
5.00%, 7/01/27	2,800	2,606,800
Stevens Institute of Technology, Series A,
5.00%, 7/01/34	900	791,631
William Paterson University, Series C (AGC),
5.00%, 7/01/28	250	250,143
William Paterson University, Series C (AGC),
4.75%, 7/01/34	4,000	3,770,640
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	1,000	980,640
University of Medicine & Dentistry of New Jersey, RB,
Series A (AMBAC), 5.50%, 12/01/27	4,740	4,741,233
University of Medicine & Dentistry of New Jersey, COP
(NPFGC), 5.00%, 6/15/29	2,000	1,810,000
		59,614,608
Health — 15.6%
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital (AMBAC),
5.00%, 9/15/23	10,775	10,764,441
Meridian Health, Series I (AGC), 5.00%, 7/01/38	770	717,840
Meridian Health, Series II (AGC), 5.00%, 7/01/38	6,375	5,943,158
Meridian Health, Series V (AGC), 5.00%, 7/01/38	3,950	3,682,427
South Jersey Hospital, 6.00%, 7/01/12 (c)	5,440	5,852,134
Virtua Health (AGC), 5.50%, 7/01/38	1,900	1,916,454
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
AHS Hospital Corp., Series A (AMBAC),
6.00%, 7/01/13 (d)	4,000	4,474,280
Atlantic City Medical Center, 5.75%, 7/01/12 (c)	1,525	1,631,781
Atlantic City Medical Center, 6.25%, 7/01/12 (c)	530	570,842
Atlantic City Medical System, 6.25%, 7/01/17	925	958,198
Atlantic City Medical System, 5.75%, 7/01/25	1,975	1,996,804
Hackensack University Medical (AGM),
4.63%, 1/01/30	5,480	4,837,908

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority,
Refunding RB (concluded):
Hackensack University Medical Center (AGC),
5.13%, 1/01/27	$ 1,500	$ 1,470,360
Meridian Health System Obligation Group (AGM),
5.38%, 7/01/24	1,000	1,000,140
		45,816,767
Housing — 6.3%
New Jersey State Housing & Mortgage Finance
Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	10,840	10,621,249
Series AA, 6.50%, 10/01/38	2,720	2,927,944
Series B (AGM), 1.10%, 5/01/12	2,850	2,846,808
New Jersey State Housing & Mortgage Finance Agency,
Refunding RB, S/F Housing, Series T, AMT,
4.70%, 10/01/37	800	704,064
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
5.75%, 12/01/30	850	861,075
6.75%, 12/01/38	500	549,455
		18,510,595
State — 45.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 4.58%, 11/01/23 (e)	9,000	4,965,030
CAB, Series B, 4.81%, 11/01/25 (e)	10,000	4,842,700
Election of 2005, Series A, 5.80%, 11/01/21	1,960	2,214,957
Election of 2005, Series A, 5.80%, 11/01/23	2,730	3,059,975
Garden State Preservation Trust, Refunding RB,
Series C (AGM):
5.25%, 11/01/20	5,000	5,692,000
5.25%, 11/01/21	7,705	8,699,715
New Jersey EDA, RB:
Cigarette Tax, 5.63%, 6/15/19	2,700	2,665,278
Cigarette Tax (Radian), 5.75%, 6/15/29	2,000	1,789,100
Cigarette Tax (Radian), 5.50%, 6/15/31	585	514,730
Cigarette Tax (Radian), 5.75%, 6/15/34	1,180	1,032,134
Liberty State Park Project, Series C (AGM),
5.00%, 3/01/22	2,670	2,787,774
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/24	1,785	1,798,620
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	4,000	3,991,800
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/26	7,500	7,382,925
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	11,105	10,917,770
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/34	2,000	1,829,800
School Facilities Construction, Series L (AGM),
5.00%, 3/01/30	9,000	9,002,880
School Facilities Construction, Series O,
5.25%, 3/01/23	1,420	1,475,366
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	2,800	2,987,516
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	2,500	2,359,625
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project,
Series B, AMT, 5.60%, 11/01/34	2,150	2,046,864
School Facilities Construction, Series N-1 (NPFGC),
5.50%, 9/01/27	1,000	1,019,620

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey Educational Facilities Authority, RB, Higher
Education Capital Improvement, Series A (AMBAC),
5.13%, 9/01/12 (c)	$ 5,500	$ 5,901,555
New Jersey Sports & Exposition Authority, RB, Series A
(NPFGC), 6.00%, 3/01/13	2,400	2,409,816
New Jersey Sports & Exposition Authority,
Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	6,171,601
5.50%, 3/01/22	3,150	3,247,461
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
CAB, Series C (AGM), 6.71%, 12/15/32 (e)	4,050	955,354
CAB, Series C (AMBAC), 6.91%, 12/15/35 (e)	1,400	257,670
CAB, Series C (AMBAC), 6.95%, 12/15/36 (e)	5,500	939,565
Series A (AGC), 5.63%, 12/15/28	2,000	2,109,680
Series D (AGM), 5.00%, 6/15/19	5,240	5,429,950
New Jersey Transportation Trust Fund Authority,
Refunding RB, Transportation System:
Series A (AGM), 5.25%, 12/15/20	10,750	11,446,385
Series B (NPFGC), 5.50%, 12/15/21	9,165	9,786,295
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/27	1,080	1,064,772
		132,796,283
Tobacco — 1.8%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/13 (c)	4,755	5,415,184
Transportation — 25.3%
Delaware River Port Authority Pennsylvania
& New Jersey, RB (AGM):
5.50%, 1/01/12	5,000	5,018,150
5.63%, 1/01/13	6,000	6,022,320
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.63%, 1/01/26	2,425	2,425,994
Series D (AGC), 5.00%, 1/01/40	3,700	3,536,534
New Jersey State Turnpike Authority, RB, Growth
& Income Securities, Series B (AMBAC),
5.73%, 1/01/15 (b)	7,615	5,758,082
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	5,154,163
Series A (AGM), 5.25%, 1/01/29	2,000	2,068,240
Series A (AGM), 5.25%, 1/01/30	4,000	4,101,480
Series A (BHAC), 5.25%, 1/01/29	500	521,905
Series C (NPFGC), 6.50%, 1/01/16	910	1,062,261
Series C (NPFGC), 6.50%, 1/01/16 (d)	4,355	4,912,440
Series C-2005 (NPFGC), 6.50%, 1/01/16 (d)	255	309,675
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
Series A (AGM), 5.50%, 12/15/22	150	159,872
Series A (AMBAC), 5.00%, 12/15/32	1,425	1,387,936
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,277,890
Series C, 5.50%, 6/15/13 (c)	780	866,042
Port Authority of New York & New Jersey, RB:
Consolidated One Hundred Sixty-Third Series,
5.00%, 7/15/39	4,000	3,835,920
JFK International Air Terminal, 6.00%, 12/01/42	2,500	2,359,675
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 6.25%, 12/01/11	13,500	13,804,830
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,575,570
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	2,867,190
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	5,175	5,306,911
		74,333,080

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 17

Schedule of Investments (continued) BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Utilities — 4.8%
Atlantic Highlands Highland Regional Sewage Authority,
Refunding RB (NPFGC), 5.50%, 1/01/20	$ 1,875	$ 1,899,113
Essex County Utilities Authority, Refunding RB (AGC):
4.00%, 4/01/12	1,000	1,036,760
4.13%, 4/01/22	2,000	1,976,980
New Jersey EDA, RB, New Jersey American Water Co., Inc.
Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	3,000	2,772,870
North Hudson Sewerage Authority, Refunding RB,
Series A (NPFGC), 5.13%, 8/01/20	4,335	4,426,555
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 6.43%, 9/01/28 (e)	6,600	2,167,506
		14,279,784
Total Municipal Bonds in New Jersey		406,604,562
Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	1,860	1,670,745
Puerto Rico — 13.0%
County/City/Special District/School District — 2.8%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.00%, 8/01/42	2,500	2,492,275
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C (AGM), 5.13%, 8/01/42	6,120	5,692,028
		8,184,303
Health — 1.2%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, Series A:
Hosp Auxilio Mutuo Obligation Group (NPFGC),
6.25%, 7/01/24	1,780	1,780,801
Hospital De La Concepcion, 6.50%, 11/15/20	1,750	1,772,715
		3,553,516
Housing — 2.1%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	6,235	6,196,343
State — 1.6%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	2,080	2,030,038
Puerto Rico Commonwealth Infrastructure
Financing Authority, RB, CAB, Series A (AMBAC),
7.64%, 7/01/37 (e)	4,000	552,480
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	2,125	2,142,553
		4,725,071
Transportation — 1.7%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	5,000	4,981,500

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities — 3.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (AGC), 5.13%, 7/01/47	$ 6,120	$ 5,473,422
Puerto Rico Electric Power Authority, RB, Series RR
(CIFG), 5.00%, 7/01/28	4,100	3,806,850
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/26	1,325	1,286,787
		10,567,059
Total Municipal Bonds in Puerto Rico		38,207,792
Total Municipal Bonds — 151.9%		446,483,099
Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
New Jersey — 7.1%
Housing — 1.7%
New Jersey State Housing & Mortgage Finance
Agency, RB, Capital Fund Program, Series A (AGM),
5.00%, 5/01/27	4,790	4,908,121
State — 3.4%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	9,160	10,053,741
Transportation — 2.0%
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	5,998	5,717,970
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 7.1%		20,679,832
Total Long-Term Investments
(Cost — $477,267,716) — 159.0%		467,162,931
Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund,
0.04% (g)(h)	8,561,022	8,561,022
Total Short-Term Securities
(Cost — $8,561,022) — 2.9%		8,561,022
Total Investments (Cost — $485,828,738*) — 161.9%		475,723,953
Other Assets Less Liabilities — 1.4%		4,142,757
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.5)%		(13,272,970)
Preferred Shares, at Redemption Value — (58.8)%		(172,710,100)
Net Assets Applicable to Common Shares — 100.0%		$293,883,640

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 473,073,339
Gross unrealized appreciation	$ 7,564,220
Gross unrealized depreciation	(18,176,536)
Net unrealized depreciation	$ (10,612,316)

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (concluded) BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF New Jersey
Municipal
Money Fund	1,117,529	7,443,493	8,561,022	$ 1,305

(h) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in:
Securities:
Long-Term
Investments[1]	—	$ 467,162,931	—	$ 467,162,931
Short-Term
Securities	$ 8,561,022	—	—	8,561,022
Total	$ 8,561,022	$ 467,162,931	—	$ 475,723,953
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 19

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 4.5%
Birmingham Special Care Facilities Financing Authority,
RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$ 1,500	$ 1,573,095
6.00%, 6/01/39	2,985	3,086,669
		4,659,764
Arizona — 0.4%
State of Arizona, COP, Department of Administration,
Series A (AGM), 5.25%, 10/01/28	480	461,270
California — 19.4%
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/38	1,960	1,975,837
California Health Facilities Financing Authority, Refunding
RB, Sutter Health, Series B, 6.00%, 8/15/42 (a)	1,150	1,129,208
California State Public Works Board, RB, Various Capital
Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	2,041,020
California State University, RB, Systemwide, Series A
(AGM), 5.00%, 11/01/39	1,000	917,330
County of Sacramento California, RB, Senior Series A
(AGC), 5.50%, 7/01/41	1,400	1,355,760
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	2,780	2,612,644
Election of 2008, Series C, 5.25%, 8/01/39	1,000	946,370
Oxnard Union High School District, GO, Refunding,
Election of 2004, Series A (AGM), 5.00%, 8/01/40	1,500	1,339,155
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	885	853,131
San Diego Public Facilities Financing Authority,
Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,026,569
San Jacinto Unified School District, GO, Election
of 2006 (AGM), 5.25%, 8/01/32	1,000	960,180
State of California, GO, Various Purpose:
(AGC), 5.50%, 11/01/39	3,450	3,305,686
(AGM), 5.00%, 6/01/32	2,000	1,828,280
		20,291,170
Colorado — 1.6%
Colorado Health Facilities Authority, RB, Hospital,
NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,370,083
Regional Transportation District, COP, Series A,
5.00%, 6/01/25	305	297,964
		1,668,047
Florida — 18.2%
County of Lee Florida, RB, Series A, AMT (AGM),
6.00%, 10/01/29	1,000	1,003,720
County of Miami-Dade Florida, RB, Miami International
Airport, Series A, AMT (AGM), 5.50%, 10/01/41	2,350	2,182,821
County of Osceola Florida, RB, Series A (NPFGC),
5.50%, 10/01/27	1,100	1,104,598
County of St. John’s Florida, RB (AGM),
5.00%, 10/01/31	1,275	1,225,670
Florida Housing Finance Corp., HRB, Brittany
Rosemont Apartments, Series C-1, AMT (AMBAC),
6.75%, 8/01/14	570	570,781
Florida Housing Finance Corp., RB, Homeowner
Mortgage, Series 11, AMT (AGM), 5.95%, 1/01/32	1,395	1,395,265
Florida Housing Finance Corp., Refunding RB,
Homeowner Mortgage, Series 4, AMT (AGM),
6.25%, 7/01/22	210	212,587
Jacksonville Economic Development Commission, RB,
Mayo Clinic, Series B (NPFGC), 5.50%, 11/15/36	750	735,750
Palm Beach County School District, COP, Refunding,
Series D (AGM), 5.25%, 8/01/21	1,925	1,976,610

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Santa Rosa County School Board, COP, Refunding,
Series 2 (NPFGC), 5.25%, 2/01/26	$ 1,930	$ 1,954,511
South Broward Hospital District, RB, Hospital (NPFGC),
5.63%, 5/01/12 (b)	3,000	3,214,320
St. Lucie West Services District, RB (NPFGC),
5.25%, 10/01/34	1,000	946,810
Village Center Community Development District, RB,
Series A (NPFGC):
5.13%, 11/01/36	1,000	778,560
5.38%, 11/01/34	1,640	1,339,880
Volusia County IDA, RB, Student Housing, Stetson
University Project, Series A (CIFG), 5.00%, 6/01/35	525	413,285
		19,055,168
Georgia — 5.0%
City of Atlanta Georgia, RB, General, Series A (AGM),
5.00%, 1/01/40	940	873,579
County of Fulton Georgia, RB (NPFGC), 5.25%, 1/01/35	1,000	1,000,220
Gwinnett County Hospital Authority, Refunding RB,
Gwinnett Hospital System, Series D (AGM),
5.50%, 7/01/41	1,375	1,282,944
Metropolitan Atlanta Rapid Transit Authority, RB, Third
Indenture, Series B (AGM), 5.00%, 7/01/34	2,100	2,065,749
		5,222,492
Illinois — 12.6%
Chicago Board of Education Illinois, GO, Refunding,
Chicago School Reform Board, Series A (NPFGC),
5.50%, 12/01/26	680	670,759
Chicago Transit Authority, RB, Federal Transit
Administration Section 5309, Series A (AGC),
6.00%, 6/01/26	1,400	1,452,052
City of Chicago Illinois, GO, Refunding, Projects,
Series A (AGM):
5.00%, 1/01/29	1,465	1,341,515
5.00%, 1/01/30	585	532,894
City of Chicago Illinois, RB, General, Third Lien, Series C
(AGM), 5.25%, 1/01/35	835	799,880
City of Chicago Illinois, Refunding RB, Second Lien
(NPFGC), 5.50%, 1/01/30	895	893,962
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.25%, 2/01/28	1,565	1,539,099
5.25%, 2/01/35	1,250	1,197,400
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	889,964
6.00%, 6/01/28	270	257,672
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	948,490
Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,688,050
Village of Schaumburg Illinois, GO, Series B (NPFGC),
5.00%, 12/01/38	1,000	929,100
		13,140,837
Indiana — 4.5%
Indiana Municipal Power Agency, RB, Series A (NPFGC),
5.00%, 1/01/42	1,485	1,336,634
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	3,310	3,393,048
		4,729,682
Kentucky — 1.1%
Kentucky Municipal Power Agency, RB, Prairie State
Project, Series A (BHAC), 5.25%, 9/01/42	1,250	1,194,363

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Louisiana — 2.0%
Louisiana State Citizens Property Insurance Corp., RB,
Series C-3 (AGC), 6.13%, 6/01/25	$ 1,405	$ 1,516,037
New Orleans Aviation Board Louisiana, Refunding GARB,
Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	406,642
Series A-2, 6.00%, 1/01/23	160	173,501
		2,096,180
Michigan — 18.6%
City of Detroit Michigan, RB, Second Lien:
Series B (AGM), 7.50%, 7/01/33	1,500	1,737,105
Series B (AGM), 6.25%, 7/01/36	1,800	1,888,650
Series B (AGM), 7.00%, 7/01/36	200	220,550
Series B (BHAC), 5.50%, 7/01/35	3,750	3,670,912
Series B (NPFGC), 5.50%, 7/01/29	1,640	1,550,046
System, Series A (BHAC), 5.50%, 7/01/36	2,265	2,178,024
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,270	2,279,375
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,650	1,841,944
Michigan State Building Authority, RB, Facilities Program,
Series H (AGM), 5.00%, 10/15/26	375	363,855
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I (AGC):
5.25%, 10/15/22	1,350	1,411,574
5.25%, 10/15/24	615	623,530
5.25%, 10/15/25	310	310,233
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,265	1,408,590
		19,484,388
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview
Health Services, Series B (AGC), 6.50%, 11/15/38	3,000	3,148,950
Nevada — 5.0%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A
(AGC), 5.25%, 7/01/39	2,355	2,178,611
Subordinate Lien, Series A-2 (NPFGC),
5.00%, 7/01/36	3,500	3,091,900
		5,270,511
New Jersey — 2.4%
New Jersey EDA, RB, School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,000	1,066,970
New Jersey Health Care Facilities Financing Authority, RB,
Virtua Health (AGC), 5.50%, 7/01/38	1,400	1,412,124
		2,479,094
New York — 3.5%
New York City Municipal Water Finance Authority,
RB, Second General Resolution, Series EE,
5.38%, 6/15/43	525	526,759
New York City Transitional Finance Authority, RB,
Fiscal 2009:
Series S-3, 5.25%, 1/15/39	1,000	998,520
Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,090,280
		3,615,559
Ohio — 1.4%
Ohio Higher Educational Facility Commission, Refunding
RB, Summa Health System, 2010 Project (AGC),
5.25%, 11/15/40	1,650	1,505,163

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 7.0%
City of Philadelphia Pennsylvania, RB, Series C (AGM):
5.00%, 8/01/35	$ 1,615	$ 1,519,440
5.00%, 8/01/40	2,880	2,674,973
Pennsylvania Turnpike Commission, RB, Sub-Series B
(AGM), 5.25%, 6/01/39	1,455	1,386,935
Pennsylvania Turnpike Commission, Refunding RB,
Sub-Series B-1 (AGM), 5.00%, 12/01/37	1,855	1,710,922
		7,292,270
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.38%, 8/01/39	1,425	1,459,229
Texas — 24.0%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	720	711,591
5.00%, 11/15/29	915	897,450
City of Dallas Texas, Refunding RB (AGC),
5.25%, 8/15/38	450	429,831
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A (AGC):
5.38%, 8/15/27	1,000	1,015,620
6.00%, 11/15/35	2,700	2,917,269
6.00%, 11/15/36	2,055	2,218,927
County of Bexar Texas, RB, Venue Project, Motor Vehicle
Rental (BHAC):
5.00%, 8/15/27	1,040	1,040,624
5.00%, 8/15/28	1,090	1,071,241
5.00%, 8/15/39	880	815,795
Dallas Area Rapid Transit, Refunding RB, Senior Lien,
5.25%, 12/01/38	1,520	1,524,727
Frisco ISD Texas, GO, School Building (AGC),
5.50%, 8/15/41	1,210	1,240,613
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B, 7.25%, 12/01/35	500	536,935
Lower Colorado River Authority, Refunding RB,
LCRA Transmission Services Project (AGC),
5.50%, 5/15/36	1,155	1,140,909
Lubbock Cooper ISD Texas, GO, School Building (AGC),
5.75%, 2/15/42	500	509,645
North Texas Tollway Authority, RB, System, First Tier,
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,399,916
North Texas Tollway Authority, Refunding RB, System,
First Tier, Series A:
(AGC), 5.75%, 1/01/40	1,500	1,495,725
(BHAC), 5.75%, 1/01/48	1,640	1,640,837
(NPFGC), 5.13%, 1/01/28	3,500	3,363,955
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,100	1,126,543
		25,098,153
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health
System (AGC), 5.25%, 2/15/29	1,190	1,154,883
Virginia — 1.1%
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/35	1,100	1,193,896
Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	1,670	1,528,701
Total Municipal Bonds — 139.3%		145,749,770

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 21

Schedule of Investments (continued) BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
Alabama — 1.4%
Mobile Board of Water & Sewer Commissioners, RB
(NPFGC), 5.00%, 1/01/31	$ 1,500	$ 1,444,980
California — 2.3%
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	2,500	2,409,975
District of Columbia — 0.8%
District of Columbia Water & Sewer Authority, RB,
Series A, 6.00%, 10/01/35	750	810,723
Florida — 4.9%
City of Jacksonville Florida, RB, Better Jacksonville
(NPFGC), 5.00%, 10/01/27	1,320	1,319,908
Hillsborough County Aviation Authority, RB, Series A, AMT
(AGC), 5.50%, 10/01/38	2,499	2,336,102
Lee County Housing Finance Authority, RB,
Multi-County Program, Series A-2, AMT (Ginnie Mae),
6.00%, 9/01/40	810	847,657
Manatee County Housing Finance Authority, RB,
Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	590	614,229
		5,117,896
Illinois — 2.6%
Chicago Transit Authority, Refunding RB, Federal Transit
Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	2,744,493
Kentucky — 1.0%
Kentucky State Property & Building Commission,
Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,019,558
Nevada — 4.0%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,151,162
Series B, 5.50%, 7/01/29	1,994	2,049,712
		4,200,874
New Jersey — 1.5%
New Jersey State Housing & Mortgage Finance Agency,
RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,620	1,590,112
New York — 6.0%
New York City Municipal Water Finance Authority, RB,
Series FF-2, 5.50%, 6/15/40	1,095	1,118,929
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	3,250	3,258,320
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	2,000	1,936,880
		6,314,129
Texas — 2.5%
City of San Antonio Texas, Refunding RB, Series A,
5.25%, 2/01/31	2,609	2,664,086
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 27.0%		28,316,826
Total Long-Term Investments
(Cost — $178,984,840) — 166.3%		174,066,596

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.15% (d)(e)	1,555,200	$ 1,555,200
Total Short-Term Securities
(Cost — $1,555,200) — 1.5%		1,555,200
Total Investments (Cost — $180,540,040*) — 167.8%		175,621,796
Other Assets Less Liabilities — 1.0%		1,092,119
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (14.8)%		(15,538,639)
Preferred Shares, at Redemption Value — (54.0)%		(56,530,652)
Net Assets Applicable to Common Shares — 100.0%		$104,644,624

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$164,923,956
Gross unrealized appreciation	$ 1,992,540
Gross unrealized depreciation	(6,819,799)
Net unrealized depreciation	$ (4,827,259)

(a) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Morgan Stanley Co. Inc.	$1,129,208	$10,914

(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt Fund	8,124,572	(6,569,372)	1,555,200	$ 3,056

(e) Represents the current yield as of report date.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (concluded) BlackRock MuniYield Investment Quality Fund (MFT)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 174,066,596	—	$ 174,066,596
Short-Term
Securities	$ 1,555,200	—	—	1,555,200
Total	$ 1,555,200	$ 174,066,596	—	$ 175,621,796
[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 23

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 140.0%
Corporate — 12.6%
Delta County EDC, Refunding RB, Mead Westvaco-
Escanaba, Series B, AMT, 6.45%, 4/15/12 (a)	$ 1,500	$ 1,605,975
Dickinson County EDC Michigan, Refunding RB,
International Paper Co. Project, Series A,
5.75%, 6/01/16	3,900	3,948,048
Michigan Strategic Fund, Refunding RB, Detroit Edison
Co. Project, Series A, AMT (NPFGC), 5.55%, 9/01/29	10,250	9,903,858
Monroe County EDC Michigan, Refunding RB,
Detroit Edison Co. Project, Series AA (NPFGC),
6.95%, 9/01/22	13,800	15,950,040
		31,407,921
County/City/Special District/School District — 47.5%
Adrian City School District Michigan, GO (AGM) (a):
5.00%, 5/01/14	1,600	1,791,568
5.00%, 5/01/14	2,000	2,239,460
Avondale School District Michigan, GO (AGC):
4.00%, 5/01/20	1,000	972,560
4.30%, 5/01/22	400	387,920
Bay City School District Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/36	9,000	8,285,400
Birmingham City School District Michigan, GO, School
Building & Site (AGM), 5.00%, 11/01/33	1,000	970,820
Charter Township of Canton Michigan, GO, Capital
Improvement (AGM):
5.00%, 4/01/25	1,840	1,839,503
5.00%, 4/01/26	2,000	1,972,680
5.00%, 4/01/27	500	501,280
City of Oak Park Michigan, GO, Street Improvement
(NPFGC), 5.00%, 5/01/30	500	488,480
County of Genesee Michigan, GO, Refunding, Series A
(NPFGC), 5.00%, 5/01/19	600	625,530
County of Genesee Michigan, GO, Water Supply System
(NPFGC), 5.13%, 11/01/33	1,000	939,230
County of Wayne Michigan, GO (NPFGC):
Airport Hotel, Detroit Metropolitan Airport, Series A,
5.00%, 12/01/30	1,750	1,476,773
Building Authority, Capital Improvement, Series A,
5.25%, 6/01/16	1,000	1,003,520
Dearborn Brownfield Redevelopment Authority, GO,
Limited Tax, Redevelopment, Series A (AGC),
5.50%, 5/01/39	3,300	3,290,298
Detroit City School District Michigan, GO, Refunding,
School Building & Site Improvement, Series A (AGM),
5.00%, 5/01/21	3,000	3,006,600
Detroit City School District Michigan, GO, School
Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/13 (a)	1,300	1,428,570
Series B, 5.00%, 5/01/28	3,100	2,837,926
Eaton Rapids Public Schools Michigan, GO, School
Building & Site (AGM):
5.25%, 5/01/20	1,325	1,404,566
5.25%, 5/01/21	1,675	1,745,534
Gibraltar School District Michigan, GO, School
Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	2,940	3,292,006
(NPFGC), 5.00%, 5/01/28	710	682,175
Grand Blanc Community Schools Michigan, GO (NPFGC),
5.63%, 5/01/20	1,100	1,130,701
Grand Rapids Building Authority Michigan, RB, Series A
(AMBAC) (a):
5.50%, 10/01/12	435	470,292
5.50%, 10/01/12	600	648,678

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Grand Rapids Public Schools Michigan, GO, School
Building & Site (AGM), 4.13%, 5/01/11	$ 500	$ 504,440
Gull Lake Community School District, GO, Refunding
(AGM), 4.00%, 5/01/26	995	896,555
Gull Lake Community School District Michigan, GO,
School Building & Site (AGM) (a):
5.00%, 5/01/14	2,000	2,244,220
5.00%, 5/01/14	3,625	4,067,649
Harper Creek Community School District Michigan, GO,
Refunding (AGM), 5.00%, 5/01/22	1,125	1,164,094
Harper Woods School District Michigan, GO, Refunding,
School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	4,345	4,857,840
(NPFGC), 5.00%, 5/01/34	430	396,649
Jenison Public Schools Michigan, GO, Building and Site
(NPFGC), 5.50%, 5/01/12 (a)	1,575	1,672,524
L’Anse Creuse Public Schools Michigan, GO, School
Building & Site (AGM):
5.00%, 5/01/12	650	681,265
5.00%, 5/01/24	1,000	1,015,600
5.00%, 5/01/25	1,525	1,540,570
5.00%, 5/01/26	1,600	1,573,072
5.00%, 5/01/35	3,000	2,838,570
Lansing Building Authority Michigan, GO, Series A
(NPFGC), 5.38%, 6/01/13 (a)	1,510	1,668,505
Lincoln Consolidated School District Michigan, GO,
Refunding (NPFGC), 4.63%, 5/01/28	5,500	4,996,310
Livonia Public Schools School District Michigan, GO,
Refunding, Series A (NPFGC), 5.00%, 5/01/24	1,000	1,000,520
Michigan State Building Authority, Facilities, Series I:
5.50%, 10/15/11 (a)	145	150,092
5.50%, 10/15/18	2,355	2,414,864
Michigan State Building Authority, RB, Facilities Program,
Series H (AGM), 5.00%, 10/15/26	4,500	4,366,260
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I (AGM), 5.50%, 10/15/11	12,175	12,603,195
Montrose Community Schools, GO (NPFGC),
6.20%, 5/01/17	1,000	1,158,780
New Haven Community Schools Michigan, GO, Refunding,
School Building & Site (AGM), 5.00%, 5/01/23	1,500	1,527,390
Orchard View Schools Michigan, GO, School Building
& Site (NPFGC), 5.00%, 11/01/13 (a)	5,320	5,913,552
Pennfield School District Michigan, GO, School Building
& Site (a):
(FGIC), 5.00%, 5/01/14	765	855,293
(NPFGC), 5.00%, 5/01/14	605	676,408
Reed City Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/14 (a)	1,425	1,599,007
Rochester Community School District, GO (NPFGC),
5.00%, 5/01/19	435	465,602
Southfield Public Schools Michigan, GO, School Building
& Site, Series B (AGM), 5.00%, 5/01/14 (a)	3,500	3,927,385
Thornapple Kellogg School District Michigan, GO, School
Building & Site (NPFGC), 5.00%, 5/01/32	2,500	2,344,275
Van Dyke Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/28	1,250	1,210,588
West Bloomfield School District Michigan, GO,
Refunding (NPFGC):
5.50%, 5/01/17	1,710	1,786,215
5.50%, 5/01/18	1,225	1,279,598
Zeeland Public Schools Michigan, GO, School Building
& Site (NPFGC), 5.00%, 5/01/29	1,600	1,560,608
		118,389,565

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Education — 6.4%
Eastern Michigan University, Refunding RB, General
(AMBAC), 6.00%, 6/01/20	$ 435	$ 440,851
Grand Valley State University Michigan, RB, General
(NPFGC), 5.50%, 2/01/18	2,070	2,250,235
Michigan Higher Education Facilities Authority, RB,
Limited Obligation, Hillsdale College Project,
5.00%, 3/01/35	1,875	1,610,006
Michigan Higher Education Facilities Authority,
Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 6/01/12	1,235	1,318,437
5.90%, 6/01/12	1,145	1,223,123
Michigan Higher Education Student Loan Authority,
RB, Student Loan, Series XVII-Q, AMT (AMBAC),
5.00%, 3/01/31	3,000	2,561,940
Michigan State University, Refunding RB, General,
Series C, 5.00%, 2/15/40	4,700	4,587,341
Saginaw Valley State University Michigan, Refunding RB,
General (NPFGC), 5.00%, 7/01/24	2,100	2,045,862
		16,037,795
Health — 19.0%
Dickinson County Healthcare System, Refunding RB,
Series A (ACA), 5.80%, 11/01/24	3,100	3,126,598
Flint Hospital Building Authority Michigan, Refunding RB,
Hurley Medical Center (ACA):
6.00%, 7/01/20	1,205	1,129,133
Series A, 5.38%, 7/01/20	615	547,817
Kalamazoo Hospital Finance Authority, RB, Bronson
Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	4,358,172
Kent Hospital Finance Authority Michigan, RB, Spectrum
Health, Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,098,760
Kent Hospital Finance Authority Michigan, Refunding RB,
Butterworth, Series A (NPFGC), 7.25%, 1/15/13 (b)	1,170	1,249,513
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group,
5.00%, 11/15/25	3,700	3,661,631
Hospital, MidMichigan Obligation Group, Series A
(AMBAC), 5.50%, 4/15/18	2,530	2,560,664
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	887,700
MidMichigan Obligation Group, Series A,
5.00%, 4/15/36	1,750	1,497,668
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	2,500	2,079,000
Hospital, Crittenton, Series A, 5.63%, 3/01/27	2,050	1,921,055
Hospital, Oakwood Obligation Group, Series A,
5.00%, 7/15/25	3,260	3,003,699
Hospital, Oakwood Obligation Group, Series A,
5.00%, 7/15/37	630	521,665
Hospital, Sparrow Obligated, 5.00%, 11/15/31	3,100	2,757,822
McLaren Health Care, 5.75%, 5/15/38	4,500	4,408,560
Trinity Health Credit, Series A, 6.25%, 12/01/28	930	969,618
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,047,950
Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,004,680
Trinity Health Credit, Series C, 5.38%, 12/01/30	3,755	3,525,983
Trinity Health Credit, Series D, 5.00%, 8/15/34	3,100	2,754,567
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,000	1,113,510
		47,225,765

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Housing — 6.2%
Michigan State HDA, RB:
Deaconess Tower’ AMT (Ginnie Mae),
5.25%, 2/20/48	$ 1,000	$ 927,390
Series A, 4.75%, 12/01/25	4,400	4,067,140
Series A, 6.00%, 10/01/45	6,990	6,923,805
Series A, AMT (NPFGC), 5.30%, 10/01/37	130	122,565
Williams Pavilion, AMT (Ginnie Mae),
4.75%, 4/20/37	3,890	3,452,647
		15,493,547
State — 11.8%
Michigan Municipal Bond Authority, RB, Local
Government Loan Program, Group A (AMBAC),
5.50%, 11/01/20	1,065	1,041,740
Michigan Municipal Bond Authority, Refunding RB, Local
Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	2,400	2,625,024
5.00%, 11/01/15	1,500	1,629,750
5.00%, 11/01/16	500	550,765
5.38%, 11/01/24	125	130,285
Michigan State Building Authority, Refunding RB:
Facilities Program, Series I, 6.25%, 10/15/38	3,900	4,086,303
Facilities Program, Series I (AGC), 5.25%, 10/15/24	4,000	4,055,480
Facilities Program, Series I (AGC), 5.25%, 10/15/25	2,000	2,001,500
Facilities Program, Series I (AGC), 5.25%, 10/15/26	600	593,004
Facilities Program, Series II (NPFGC),
5.00%, 10/15/29	3,500	3,231,445
Series IA (NPFGC), 5.00%, 10/15/32	2,500	2,292,150
State of Michigan, COP (AMBAC), 5.37%, 6/01/22 (b)(c)	3,000	1,892,010
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/27	5,250	5,272,995
		29,402,451
Transportation — 13.3%
Sturgis Building Authority, RB, Sturgis Hospital Project
(NPFGC), 4.75%, 10/01/34	475	418,979
Wayne County Airport Authority, RB, Detroit Metropolitan
Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	6,947,306
5.25%, 12/01/26	6,300	5,730,858
5.00%, 12/01/34	9,160	7,448,637
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	3,887,000
5.75%, 12/01/26	1,000	959,790
5.38%, 12/01/32	8,700	7,642,254
		33,034,824
Utilities — 23.2%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	3,000	3,308,250
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,420	2,109,345
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,550	1,697,653
Senior Lien, Series A (AGM), 5.00%, 7/01/25	4,000	3,772,080
Senior Lien, Series A (FGIC), 5.75%, 7/01/11 (a)	5,250	5,411,542
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	6,900	6,140,862
Series B (NPFGC), 5.25%, 7/01/13 (a)	11,790	12,983,384
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (AGM), 5.00%, 7/01/29	10,570	9,379,289
(FGIC), 6.25%, 7/01/12 (b)	525	548,331
City of Grand Rapids Michigan, RB (NPFGC),
5.00%, 1/01/34	11,385	11,051,989
Michigan Municipal Bond Authority, RB, Clean Water
Revolving-Pooled, 5.00%, 10/01/27	1,240	1,267,590
		57,670,315
Total Municipal Bonds in Michigan		348,662,183

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 25

Schedule of Investments (concluded) BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Guam — 1.1%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	$ 1,400	$ 1,347,220
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	1,565	1,405,761
Total Municipal Bonds in Guam		2,752,981
Puerto Rico — 6.4%
County/City/Special District/School District — 1.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C (AGM), 5.13%, 8/01/42	5,100	4,743,357
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	2,000	1,987,600
State — 2.1%
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	2,100	2,117,346
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC) (c):
5.19%, 8/01/43	12,500	1,397,375
5.00%, 8/01/46	20,000	1,754,400
		5,269,121
Transportation — 1.6%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	4,000	3,985,200
Total Municipal Bonds in Puerto Rico		15,985,278
Total Municipal Bonds — 147.6%		367,400,442
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
Michigan — 11.9%
Corporate — 4.6%
Wayne State University, Refunding RB, General (AGM),
5.00%, 11/15/35	12,210	11,642,113
County/City/Special District/School District — 2.6%
Lakewood Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/37	6,470	6,428,721
Education — 4.7%
Portage Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/31	4,650	4,477,671
Saginaw Valley State University, Refunding RB, General
(AGM), 5.00%, 7/01/31	7,500	7,184,925
		11,662,596
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 11.9%		29,733,430
Total Long-Term Investments
(Cost — $408,141,276) — 159.5%		397,133,872
Short-Term Securities	Shares
BIF Michigan Municipal Money Fund, 0.00% (e)(f)	9,306,299	9,306,299
Total Short-Term Securities
(Cost — $9,306,299) — 3.7%		9,306,299

Value
Total Investments (Cost — $417,447,575*) — 163.2%	$406,440,171
Other Assets Less Liabilities — 1.4%	3,435,466
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (6.5)%	(16,199,573)
Preferred Shares, at Redemption Value — (58.1)%	(144,665,491)
Net Assets Applicable to Common Shares — 100.0%	$249,010,573

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$401,484,647
Gross unrealized appreciation	$ 9,626,759
Gross unrealized depreciation	(20,861,235)
Net unrealized depreciation	$ (11,234,476)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security is collateralized by Municipal or US Treasury obligations.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF Michigan
Municipal
Money Fund	1,734,583	7,571,716	9,306,299	—

(f) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 397,133,872	—	$ 397,133,872
Short-Term
Securities	$ 9,306,299	—	—	9,306,299
Total	$ 9,306,299	$ 397,133,872	—	$ 406,440,171

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 130.2%
Corporate — 4.0%
New Jersey EDA, Refunding RB, New Jersey
American Water Co., Inc. Project, Series A, AMT,
5.70%, 10/01/39	$ 5,000	$ 4,799,400
County/City/Special District/School District — 16.2%
Borough of Hopatcong New Jersey, GO, Refunding,
Sewer (AMBAC), 4.50%, 8/01/33	750	697,770
City of Perth Amboy New Jersey, GO, CAB (AGM),
5.17%, 7/01/35 (a)	1,250	1,082,500
County of Hudson New Jersey, COP, Refunding (NPFGC),
6.25%, 12/01/16	1,000	1,144,250
County of Middlesex New Jersey, COP, Refunding
(NPFGC), 5.00%, 8/01/22	3,000	3,002,790
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	300	288,873
4.25%, 3/01/35	300	286,482
4.30%, 3/01/36	300	285,903
4.30%, 3/01/37	300	286,488
4.30%, 3/01/38	300	285,330
Essex County Improvement Authority, Refunding RB, AMT
(NPFGC), 4.75%, 11/01/32	1,000	829,780
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.51%, 12/15/32 (b)	1,000	235,890
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	1,400	1,407,546
Monmouth County Improvement Authority, RB,
Governmental Loan (AMBAC):
5.00%, 12/01/17	605	611,286
5.00%, 12/01/18	545	549,306
5.00%, 12/01/18 (c)	975	1,012,664
5.00%, 12/01/19	560	563,220
5.00%, 12/01/19 (c)	980	1,017,857
Monmouth County Improvement Authority, Refunding RB,
Governmental Loan (AMBAC):
5.20%, 12/01/14	30	30,056
5.25%, 12/01/15	100	100,156
Morristown Parking Authority, RB (NPFGC),
4.50%, 8/01/37	1,355	1,203,375
New Jersey State Transit Corp., COP, Subordinate,
Federal Transit Administration Grants, Series A (AGM),
5.00%, 9/15/21	1,000	1,011,200
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	3,600	3,079,764
Salem County Improvement Authority, RB, Finlaw Street
Office Building (AGM), 5.38%, 8/15/28	620	602,504
		19,614,990
Education — 26.0%
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC),
5.00%, 7/01/21	1,600	1,646,144
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (c)	1,185	1,331,051
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	3,805	3,695,150
Montclair State University, Series J (NPFGC),
4.25%, 7/01/30	2,895	2,519,518
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,074,825
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	3,890	3,201,159
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,619,573
Stevens Institute of Technology, Series A,
5.00%, 7/01/34	1,500	1,319,385

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB
(concluded):
William Paterson University, Series C (AGC),
4.75%, 7/01/34	$ 1,115	$ 1,051,066
William Paterson University, Series E (Syncora),
5.00%, 7/01/21	1,725	1,732,417
New Jersey State Higher Education Assistance Authority,
RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	3,565	3,568,280
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	4,000	3,922,560
University of Medicine & Dentistry of New Jersey, RB,
Series A (AMBAC):
5.50%, 1/07/18	570	582,523
5.50%, 1/07/19	1,145	1,165,461
5.50%, 1/07/20	1,130	1,144,634
5.50%, 1/07/21	865	874,230
		31,447,976
Health — 11.6%
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health, Series I (AGC), 5.00%, 7/01/38	745	694,534
Meridian Health, Series II (AGC), 5.00%, 7/01/38	1,000	932,260
Meridian Health, Series V (AGC), 5.00%, 7/01/38	750	699,195
South Jersey Hospital, 6.00%, 7/01/12 (c)	4,000	4,303,040
Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,008,660
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical Center, 6.25%, 7/01/17 (c)	290	312,347
Atlantic City Medical Center, 5.75%, 7/01/25 (c)	525	561,761
Atlantic City Medical System, 6.25%, 7/01/17	325	336,664
Atlantic City Medical System, 5.75%, 7/01/25	790	798,722
Hackensack University Medical (AGM),
4.63%, 1/01/30	2,315	2,043,751
Meridian Health System Obligation Group (AGM),
5.25%, 7/01/19	2,250	2,251,732
		13,942,666
Housing — 9.2%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	4,325	4,237,721
Home Buyer, Series CC, AMT (NPFGC),
5.80%, 10/01/20	2,640	2,723,820
Series A, AMT (FGIC), 4.90%, 11/01/35	820	737,483
Series AA, 6.50%, 10/01/38	1,075	1,157,184
Series B (AGM), 1.10%, 5/01/12	1,150	1,148,712
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, S/F Housing, Series T, AMT,
4.70%, 10/01/37	500	440,040
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
5.75%, 12/01/30	400	405,212
6.75%, 12/01/38	250	274,728
		11,124,900
State — 37.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	6,725	3,709,981
Election of 2005, Series A, 5.80%, 11/01/22	2,605	2,941,748
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC),
4.95%, 7/01/21 (b)	2,325	1,306,557
Cigarette Tax, 5.63%, 6/15/19	1,060	1,046,368
Cigarette Tax (Radian), 5.75%, 6/15/29	785	702,222
Cigarette Tax (Radian), 5.50%, 6/15/31	225	197,973

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 27

Schedule of Investments (continued) BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	$ 1,000	$ 997,950
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/29	3,900	3,803,592
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	8,500	8,356,690
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/34	1,765	1,614,798
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	1,200	1,280,364
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	1,000	943,850
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project,
Series B, AMT, 5.60%, 11/01/34	1,000	952,030
School Facilities Construction, Series K (NPFGC),
5.25%, 12/15/17	750	815,400
New Jersey Sports & Exposition Authority, Refunding
RB (NPFGC):
5.50%, 3/01/21	1,540	1,613,627
5.50%, 3/01/22	1,050	1,082,487
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM),
4.85%, 12/15/32 (b)	4,750	1,120,478
CAB, Transportation System, Series C (AMBAC),
5.05%, 12/15/35 (b)	2,760	507,978
Transportation System, Series A (AGC),
5.63%, 12/15/28	780	822,775
Transportation System, Series D (AGM),
5.00%, 6/15/19	3,000	3,108,750
New Jersey Transportation Trust Fund Authority,
Refunding RB, Transportation System:
Series A (AGM), 5.25%, 12/15/20	4,250	4,525,315
Series B (NPFGC), 5.50%, 12/15/21	1,000	1,067,790
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/27	500	492,950
State of New Jersey, GO, Refunding, Series D (NPFGC),
6.00%, 2/15/13	1,725	1,890,100
		44,901,773
Tobacco — 1.6%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/13 (c)	1,715	1,953,111
Transportation — 13.6%
Delaware River Port Authority, RB, Series D (AGC),
5.00%, 1/01/40	1,500	1,433,730
New Jersey State Turnpike Authority, RB, Growth & Income
Securities, Series B (AMBAC), 4.92%, 1/01/15 (b)	3,005	2,272,231
New Jersey State Turnpike Authority, Refunding RB,
Series A (AGM), 5.25%, 1/01/29	2,000	2,068,240
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A:
(AGM), 5.50%, 12/15/22	150	159,871
(AMBAC), 5.00%, 12/15/32	730	711,013
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,121,950
JFK International Air Terminal, 6.00%, 12/01/42	1,500	1,415,805
Port Authority of New York & New Jersey, Refunding RB,
Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	2,000	2,050,980
155th Series, AMT (AGM), 4.25%, 12/01/32	5,000	4,210,900
163rd Series, 5.00%, 7/15/39	1,000	958,980
		16,403,700

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Utilities — 10.8%
Essex County Utilities Authority, Refunding RB (AGC),
4.13%, 4/01/22	$ 1,000	$ 988,490
Jersey City Municipal Utilities Authority, Refunding RB
(AMBAC), 6.25%, 1/01/14	2,870	3,076,554
New Jersey EDA, RB, New Jersey American Water Co., Inc.
Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	1,000	924,290
New Jersey EDA, Refunding RB, United Water of
New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	952,210
North Hudson Sewerage Authority, Refunding RB,
Series A (NPFGC), 5.13%, 8/01/20	1,710	1,746,115
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC) (b):
4.74%, 9/01/26	4,100	1,582,559
4.41%, 9/01/33	2,350	535,307
Union County Utilities Authority, Refunding RB, Senior
Lease, Ogden Martin, Series A, AMT (AMBAC):
5.38%, 1/03/17	1,590	1,591,065
5.38%, 1/03/18	1,670	1,670,601
		13,067,191
Total Municipal Bonds in New Jersey		157,255,707
Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	735	660,214
Puerto Rico — 16.1%
County/City/Special District/School District — 2.7%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.00%, 8/01/42	1,000	996,910
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C (AGM), 5.13%, 8/01/42	2,380	2,213,567
		3,210,477
Education — 2.1%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (NPFGC),
5.00%, 7/01/33	3,000	2,599,530
Health — 3.5%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority, RB, Hospital De La Concepcion, Series A,
6.13%, 11/15/30	4,220	4,241,269
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	1,000	993,800
State — 3.1%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	2,000	1,951,960
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (b):
(AMBAC), 4.37%, 7/01/37	2,250	310,770
(FGIC), 4.49%, 7/01/30	2,750	684,502
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	850	857,021
		3,804,253

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (concluded) BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Transportation — 1.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	$ 1,185	$ 1,180,616
Utilities — 2.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (AGC), 5.13%, 7/01/47	1,750	1,565,112
Puerto Rico Electric Power Authority, RB:
Series RR (CIFG), 5.00%, 7/01/28	1,000	928,500
Series XX, 5.75%, 7/01/36	1,000	962,510
		3,456,122
Total Municipal Bonds in Puerto Rico		19,486,067
Total Municipal Bonds — 146.9%		177,401,988
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
New Jersey — 6.1%
Housing — 1.7%
New Jersey State Housing & Mortgage Finance
Agency, RB, Capital Fund Program, Series A (AGM),
5.00%, 5/01/27	1,980	2,028,827
State — 3.0%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	3,300	3,621,981
Transportation — 1.4%
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	1,829	1,743,981
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 6.1%		7,394,789
Total Long-Term Investments
(Cost — $191,515,011) — 153.0%		184,796,777
Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.42% (e)(f)	4,217,261	4,217,261
Total Short-Term Securities
(Cost — $4,217,261) — 3.5%		4,217,261
Total Investments (Cost — $195,732,272*) — 156.5%		189,014,038
Other Assets Less Liabilities — 0.8%		948,766
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (3.9)%		(4,687,893)
Preferred Shares, at Redemption Value — (53.4)%		(64,478,122)
Net Assets Applicable to Common Shares — 100.0%		$120,796,789

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$191,024,145
Gross unrealized appreciation	$ 2,938,499
Gross unrealized depreciation	(9,632,975)
Net unrealized depreciation	$ (6,694,476)

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF New Jersey
Municipal
Money Fund	4,549,254	(331,993)	4,217,261	$ 593

(f) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 184,796,777	—	$ 184,796,777
Short-Term
Securities	$ 4,217,261	—	—	4,217,261
Total	$ 4,217,261	$ 184,796,777	—	$ 189,014,038
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 29

Schedule of Investments January 31, 2011 (Unaudited) BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 111.9%
Corporate — 6.3%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory
Put Bonds, 3.38%, 1/01/35 (a)	$ 1,200	$ 1,155,276
Delaware County IDA Pennsylvania, Refunding RB, Water
Facilities, Aqua Pennsylvania Inc. Project, Series B,
AMT (NPFGC), 5.00%, 11/01/36	2,520	2,276,820
Northumberland County IDA, Refunding RB,
Aqua Pennsylvania Inc. Project, AMT (NPFGC),
5.05%, 10/01/39	6,000	5,405,160
Pennsylvania Economic Development Financing
Authority, RB, Waste Management Inc. Project, Series A,
AMT, 5.10%, 10/01/27	1,200	1,116,984
		9,954,240
County/City/Special District/School District — 43.3%
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,132,872
5.25%, 3/01/27	2,500	2,513,025
City of Philadelphia Pennsylvania, GO, Refunding,
Series A (AGM), 5.25%, 12/15/32	7,000	6,684,230
Connellsville Area School District, GO, Series B (AGM),
5.00%, 11/15/37	1,000	940,920
County of York Pennsylvania, GO, 5.00%, 3/01/36	400	393,800
Delaware Valley Regional Financial Authority, RB,
Series A (AMBAC), 5.50%, 8/01/28	2,230	2,183,438
East Stroudsburg Area School District, GO, Series A
(NPFGC), 7.75%, 9/01/27	2,000	2,327,100
Erie County Conventional Center Authority, RB (NPFGC),
5.00%, 1/15/36	8,850	8,264,307
Marple Newtown School District, GO (AGM),
5.00%, 6/01/31	3,500	3,442,740
North Allegheny School District, GO, Series C (AGM),
5.25%, 5/01/27	2,175	2,202,013
Northeastern School District York County, GO, Series B
(NPFGC), 5.00%, 4/01/32	1,585	1,534,613
Philadelphia Redevelopment Authority, RB (NPFGC):
Neighborhood Transformation, Series A,
5.50%, 4/15/22	1,750	1,786,138
Quality Redevelopment Neighborhood, Series B,
AMT, 5.00%, 4/15/27	4,645	4,176,319
Philadelphia School District, GO, Refunding, Series A
(BHAC), 5.00%, 6/01/34	1,000	951,540
Philadelphia School District, GO:
Series B (FGIC), 5.63%, 8/01/12 (b)	7,500	8,064,300
Series E, 6.00%, 9/01/38	4,800	4,923,024
Reading School District, GO (AGM), 5.00%, 1/15/29	6,000	5,999,880
Scranton School District Pennsylvania, GO, Series A
(AGM), 5.00%, 7/15/38	3,500	3,248,805
Shaler Area School District Pennsylvania, GO, CAB
(Syncora), 4.81%, 9/01/30 (c)	6,145	1,980,595
Township of North Londonderry Pennsylvania, GO (AGM),
4.75%, 9/01/40	4,360	4,238,312
York City School District, GO, Series A (Syncora),
5.25%, 6/01/22	1,040	1,075,537
		69,063,508
Education — 7.5%
Adams County IDA, Refunding RB, Gettysburg College,
5.00%, 8/15/26	100	97,988
Pennsylvania Higher Educational Facilities Authority,
RB (NPFGC):
Drexel University, Series A, 5.00%, 5/01/37	2,250	2,056,658
Series AE, 4.75%, 6/15/32	8,845	8,120,683
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, State System of Higher Education,
Series AL, 5.00%, 6/15/35	1,780	1,735,820
		12,011,149

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health — 13.7%
Allegheny County Hospital Development Authority, RB,
Health Center, UPMC Health, Series B (NPFGC),
6.00%, 7/01/26	$ 2,000	$ 2,135,220
County of Lehigh Pennsylvania, RB, Lehigh Valley Health
Network, Series A (AGM), 5.00%, 7/01/33	7,995	7,376,826
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	500	483,845
Lycoming County Authority, Refunding RB, Susquehanna
Health System Project, Series A, 5.75%, 7/01/39	1,160	1,040,938
Monroe County Hospital Authority Pennsylvania,
Refunding RB, Hospital, Pocono Medical Center,
5.13%, 1/01/37	1,265	1,086,319
Montgomery County Higher Education & Health Authority,
Refunding RB, Abington Memorial Hospital, Series A,
5.13%, 6/01/33	1,760	1,608,041
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A,
4.50%, 11/15/36	295	218,117
Acts Retirement Life Community, Series A-1,
6.25%, 11/15/29	235	235,287
New Regional Medical Center Project (FHA),
5.38%, 8/01/38	1,600	1,565,152
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, Presbyterian Medical Center,
6.65%, 12/01/19 (d)	3,000	3,636,600
Sayre Health Care Facilities Authority, Refunding RB,
Guthrie Health, Series A, 5.88%, 12/01/31	590	590,602
South Fork Municipal Authority, Refunding RB,
Conemaugh Valley Memorial, Series B (AGC),
5.38%, 7/01/35	2,000	1,860,080
		21,837,027
Housing — 2.9%
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	730	660,431
Series 99A, 5.15%, 4/01/38	800	745,768
Philadelphia New Public Housing Authority, RB, Series A
(AGM), 5.50%, 12/01/18	3,000	3,123,780
		4,529,979
State — 5.2%
Pennsylvania Turnpike Commission, RB, Series C of 2003
Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,447,540
State Public School Building Authority, RB, CAB,
Corry Area School District (AGM) (c):
4.85%, 12/15/22	1,640	923,402
4.87%, 12/15/23	1,980	1,038,450
4.89%, 12/15/24	1,980	971,507
4.92%, 12/15/25	1,770	813,156
State Public School Building Authority, Refunding RB,
Harrisburg School District Project, Series A (AGC),
5.00%, 11/15/33	1,200	1,148,016
		8,342,071
Transportation — 13.9%
City of Philadelphia Pennsylvania, RB, Series A,
5.00%, 6/15/40	1,500	1,385,100
Delaware River Port Authority, RB, Series D (AGC),
5.00%, 1/01/40	1,560	1,491,079
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	7,800	7,834,086
Series A (AMBAC), 5.25%, 12/01/32	350	343,287
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,336,270

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT JANUARY 31, 2011

Schedule of Investments (continued) BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Philadelphia Authority for Industrial Development,
Refunding RB, Philadelphia Airport System Project,
Series A, AMT (NPFGC):
5.50%, 7/01/17	$ 4,000	$ 4,091,320
5.50%, 7/01/18	3,655	3,741,551
		22,222,693
Utilities — 19.1%
Allegheny County Sanitation Authority, Refunding RB,
Series A (NPFGC), 5.00%, 12/01/30	5,000	4,705,800
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance, 4th Series (AGM),
5.00%, 8/01/32	4,500	4,243,770
Ninth Series, 5.25%, 8/01/40	1,430	1,291,605
Series A, 5.25%, 1/01/36	700	667,261
Series C (AGM), 5.00%, 8/01/40	3,000	2,786,430
Delaware County IDA Pennsylvania, RB, Pennsylvania
Suburban Water Co. Project, Series A, AMT (AMBAC),
5.15%, 9/01/32	5,500	5,133,260
Northampton Boro Municipal Authority, RB (NPFGC),
5.00%, 5/15/34	935	888,063
Pennsylvania Economic Development Financing Authority,
RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	900	894,744
Pennsylvania IDA, Refunding RB, Economic Development
(AMBAC), 5.50%, 7/01/20	7,000	7,217,980
Reading Area Water Authority Pennsylvania, RB (AGM),
5.00%, 12/01/27	2,680	2,681,259
		30,510,172
Total Municipal Bonds in Pennsylvania		178,470,839
Guam — 2.4%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	805	774,651
Transportation — 1.4%
Guam International Airport Authority, Refunding RB,
General, Series C, AMT (NPFGC), 5.00%, 10/01/23	2,500	2,294,750
Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	850	763,513
Total Municipal Bonds in Guam		3,832,914
Puerto Rico — 0.8%
State — 0.8%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,233,817
Total Municipal Bonds — 115.1%		183,537,570
Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
Pennsylvania — 46.3%
County/City/Special District/School District — 4.5%
East Stroudsburg Area School District, GO, Refunding
(AGM), 5.00%, 9/01/25	7,000	7,142,450
Education — 1.4%
University of Pittsburgh Pennsylvania, RB, Capital Project,
Series B, 5.00%, 9/15/28	2,202	2,242,834

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
Pennsylvania (concluded)
Health — 3.2%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	$ 2,500	$ 2,324,700
5.25%, 6/01/39	3,000	2,823,120
		5,147,820
Housing — 1.6%
Pennsylvania HFA, Refunding RB, Series 96-A, AMT,
4.70%, 10/01/37	2,990	2,605,277
State — 31.5%
Commonwealth of Pennsylvania, GO, First Series,
5.00%, 3/15/28	5,203	5,307,570
Pennsylvania Turnpike Commission, RB, Series C of 2003
Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	10,000	9,576,500
State Public School Building Authority, LRB, Philadelphia
School District Project (AGM), 5.25%, 6/01/13 (b)	15,000	16,489,500
State Public School Building Authority, Refunding RB,
School District of Philadelphia Project, Series B (AGM),
5.00%, 6/01/26	19,025	18,842,878
		50,216,448
Transportation — 4.1%
City of Philadelphia Pennsylvania, RB, Series A, AMT
(AGM), 5.00%, 6/15/37	7,500	6,503,475
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 46.3%		73,858,304
Total Long-Term Investments
(Cost — $266,481,877) — 161.4%		257,395,874
Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund,
0.37% (f)(g)	5,007,290	5,007,290
Total Short-Term Securities
(Cost — $5,007,290) — 3.1%		5,007,290
Total Investments (Cost — $271,489,167*) — 164.5%		262,403,164
Other Assets Less Liabilities — 1.2%		1,916,714
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (24.1)%		(38,467,884)
Preferred Shares, at Redemption Value — (41.6)%		(66,355,818)
Net Assets Applicable to Common Shares — 100.0%		$159,496,176

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$233,038,180
Gross unrealized appreciation	$ 3,305,395
Gross unrealized depreciation	(12,380,547)
Net unrealized depreciation	$ (9,075,152)

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 31

Schedule of Investments (concluded) BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2010	Activity	2011	Income
BIF Pennsylvania
Municipal
Money Fund	8,508,134	(3,500,844)	5,007,290	—

(g) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$ 257,395,874	—	$ 257,395,874
Short-Term
Securities	$ 5,007,290	—	—	5,007,290
Total	$ 5,007,290	$ 257,395,874	—	$ 262,403,164
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.
32	SEMI-ANNUAL REPORT	JANUARY 31, 2011

Statements of Assets and Liabilities
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	MuniHoldings	MuniHoldings	MuniYield	MuniYield	MuniYield	MuniYield
	California	New Jersey	Investment	Michigan	New Jersey	Pennsylvania
	Quality	Quality	Quality	Quality	Quality	Quality
	Fund, Inc.	Fund, Inc.	Fund	Fund, Inc.	Fund, Inc.	Fund
January 31, 2011 (Unaudited)	(MUC)	(MUJ)	(MFT)	(MIY)	(MJI)	(MPA)
Assets
Investments at value — unaffiliated[1]	$ 951,242,243	$ 467,162,931	$ 174,066,596	$ 397,133,872	$ 184,796,777	$ 257,395,874
Investments at value — affiliated[2]	11,973,467	8,561,022	1,555,200	9,306,299	4,217,261	5,007,290
Interest receivable	14,332,960	4,613,301	2,200,443	4,971,419	1,678,284	2,913,319
Investments sold receivable	2,114,064	1,310,000	1,084,066	—	—	—
Income receivable — affiliated	1,246	—	—	—	—	—
Prepaid expenses	37,921	18,005	9,979	20,375	8,100	13,031
Other assets	98,347	—	—	6,687	—	—
Total assets	979,800,248	481,665,259	178,916,284	411,438,652	190,700,422	265,329,514
Accrued Liabilities
Bank overdraft	—	—	514	—	4,789	—
Investments purchased payable	7,892,150	—	1,508,276	—	—	—
Income dividends payable — Common Shares	3,086,022	1,573,077	600,924	1,389,329	636,622	878,702
Investment advisory fees payable	380,125	208,063	74,941	170,865	76,606	111,495
Interest expense and fees payable	166,271	10,040	13,540	9,573	3,524	27,748
Officer's and Directors’ fees payable	116,173	608	297	700	282	436
Other affiliates payable	8,445	2,493	1,565	2,121	990	2,165
Other accrued expenses payable	72,363	14,308	15,852	—	18,329	16,838
Total accrued liabilities	11,721,549	1,808,589	2,215,909	1,572,588	741,142	1,037,384
Other Liabilities
Trust certificates[3]	181,854,633	13,262,930	15,525,099	16,190,000	4,684,369	38,440,136
Total Liabilities	193,576,182	15,071,519	17,741,008	17,762,588	5,425,511	39,477,520
Preferred Shares at Redemption Value
$25,000 per share liquidation preference,
plus unpaid dividends[4,5]	254,012,979	172,710,100	56,530,652	144,665,491	64,478,122	66,355,818
Net Assets Applicable to Common Shareholders	$ 532,211,087	$ 293,883,640	$ 104,644,624	$ 249,010,573	$ 120,796,789	$ 159,496,176
Net Assets Applicable to Common Shareholders Consist of
Paid—in capital[6,7]	$ 585,680,722	$ 298,859,398	$ 117,993,284	$ 263,576,016	$ 124,670,648	$ 170,094,998
Undistributed net investment income	10,740,984	6,552,943	1,944,592	4,770,243	3,166,913	2,876,228
Accumulated net realized loss	(15,804,068)	(1,423,916)	(10,375,008)	(8,328,282)	(322,538)	(4,389,047)
Net unrealized appreciation/depreciation	(48,406,551)	(10,104,785)	(4,918,244)	(11,007,404)	(6,718,234)	(9,086,003)
Net Assets Applicable to Common Shareholders	$ 532,211,087	$ 293,883,640	$ 104,644,624	$ 249,010,573	$ 120,796,789	$ 159,496,176
Net asset value per Common Share	$ 13.02	$ 13.82	$ 12.36	$ 13.68	$ 13.66	$ 13.89
[1] Investments at cost — unaffiliated	$ 999,648,794	$ 477,267,716	$ 178,984,840	$ 408,141,276	$ 191,515,011	$ 266,481,877
[2] Investments at cost — affiliated	$ 11,973,467	$ 8,561,022	$ 1,555,200	$ 9,306,299	$ 4,217,261	$ 5,007,290
[3] Represents short—term floating rate certificates
issued by TOBs.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	—	2,261	4,909	1,965	2,654
Par value $0.10 per share	10,160	6,908	—	877	614	—
[5] Preferred Shares authorized	15,600	8,120	1 million	6,600	2,940	1 million
[6] Common Shares outstanding, $0.10 par value	40,874,458	21,257,794	8,463,721	18,206,301	8,841,971	11,486,303
[7] Common Shares authorized	200 million	200 million	unlimited	200 million	200 million	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 33

Statements of Operations
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	MuniHoldings	MuniHoldings	MuniYield	MuniYield	MuniYield	MuniYield
	California	New Jersey	Investment	Michigan	New Jersey	Pennsylvania
	Quality	Quality	Quality	Quality	Quality	Quality
	Fund, Inc.	Fund, Inc.	Fund	Fund, Inc.	Fund, Inc.	Fund
Six Months Ended January 31, 2011 (Unaudited)	(MUC)	(MUJ)	(MFT)	(MIY)	(MJI)	(MPA)
Investment Income
Interest	$ 23,183,198	$ 11,405,825	$ 4,559,464	$ 10,265,866	$ 4,680,966	$ 6,466,460
Income — affiliated	4,097	1,305	3,056	—	593	—
Total income	23,187,295	11,407,130	4,562,520	10,265,866	4,681,559	6,466,460
Expenses
Investment advisory	2,815,847	1,384,878	471,262	1,074,029	499,839	696,670
Commissions for Preferred Shares	180,380	119,781	41,104	100,070	47,668	48,342
Professional	91,483	71,623	32,593	55,391	34,509	32,309
Accounting services	52,813	31,522	16,316	27,265	16,463	22,931
Officer and Directors	39,533	16,123	6,678	14,296	7,187	10,198
Transfer agent	31,690	29,519	17,289	27,313	16,740	25,849
Printing	24,105	12,426	5,488	12,591	6,839	9,133
Custodian	20,627	13,228	6,652	12,589	5,994	7,842
Registration	6,816	4,407	4,587	4,594	4,637	4,616
Miscellaneous	53,628	42,744	27,398	40,962	27,472	31,250
Total expenses excluding interest expense and fees	3,316,922	1,726,251	629,367	1,369,100	667,348	889,140
Interest expense and fees[1]	723,079	48,812	69,949	58,837	17,120	160,156
Total expenses	4,040,001	1,775,063	699,316	1,427,937	684,468	1,049,296
Less fees waived by advisor	(357,198)	(53,813)	(915)	(8,209)	(5,658)	(4,215)
Total expenses after fees waived	3,682,803	1,721,250	698,401	1,419,728	678,810	1,045,081
Net investment income	19,504,492	9,685,880	3,864,119	8,846,138	4,002,749	5,421,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,099,676)	(30,899)	(271,320)	591,266	472,175	90,014
Financial futures contracts	(140,049)	—	—	—	—	—
	(1,239,725)	(30,899)	(271,320)	591,266	472,175	90,014
Net change in unrealized appreciation/depreciation on:
Investments	(62,291,103)	(28,862,366)	(12,605,431)	(23,284,309)	(12,298,342)	(17,184,151)
Financial futures contracts	107,141	—	—	—	—	—
	(62,183,962)	(28,862,366)	(12,605,431)	(23,284,309)	(12,298,342)	(17,184,151)
Total realized and unrealized loss	(63,423,687)	(28,893,265)	(12,876,751)	(22,693,043)	(11,826,167)	(17,094,137)
Dividends to Preferred Shareholders From
Net investment income	(536,824)	(365,104)	(170,011)	(422,572)	(217,863)	(190,402)
Net Decrease in Net Assets Applicable to
Common Shareholders Resulting from Operations	$ (44,456,019)	$ (19,572,489)	$ (9,182,643)	$ (14,269,477)	$ (8,041,281)	$ (11,863,160)
[1] Related to TOBs.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT JANUARY 31, 2011

Statements of Changes in Net Assets
	BlackRock MuniHoldings California		BlackRock MuniHoldings New
	Quality Fund, Inc. (MUC)		Jersey Quality Fund, Inc. (MUJ)
	Six Months Ended		Six Months Ended
	January 31,	Year Ended	January 31,	Year Ended
	2011	July 31,	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 19,504,492	$ 37,720,022	$ 9,685,880	$ 21,238,876
Net realized gain (loss)	(1,239,725)	12,432	(30,899)	115,574
Net change in unrealized appreciation/depreciation	(62,183,962)	50,346,834	(28,862,366)	14,444,238
Dividends and distributions to Preferred Shareholders from:
Net investment income	(536,824)	(1,056,149)	(365,104)	(701,553)
Net realized gain	—	—	—	(30,004)
Net increase (decrease) in net assets applicable to Common
Shareholders resulting from operations	(44,456,019)	87,023,139	(19,572,489)	35,067,131
Dividends and Distributions to Common Shareholders From
Net investment income	(18,066,511)	(32,433,883)	(9,414,470)	(17,941,752)
Net realized gain	—	—	—	(300,750)
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(18,066,511)	(32,433,883)	(9,414,470)	(18,242,502)
Capital Share Transactions
Reinvestment of common dividends	—	—	189,682	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(62,522,530)	54,589,256	(28,797,277)	16,824,629
Beginning of period	594,733,617	540,144,361	322,680,917	305,856,288
End of period	$ 532,211,087	$ 594,733,617	$ 293,883,640	$ 322,680,917
Undistributed net investment income	$ 10,740,984	$ 9,839,827	$ 6,552,943	$ 6,646,637

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 35

Statements of Changes in Net Assets (continued)
	BlackRock MuniYield Investment		BlackRock MuniYield Michigan
	Quality Fund, Inc. (MFT)		Quality Fund, Inc. (MIY)
	Six Months Ended		Six Months Ended
	January 31,	Year Ended	January 31,	Year Ended
	2011	July 31,	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 3,864,119	$ 7,787,174	$ 8,846,138	$ 17,856,258
Net realized gain (loss)	(271,320)	(253,144)	591,266	1,485,878
Net change in unrealized appreciation/depreciation	(12,605,431)	8,538,990	(23,284,309)	15,566,856
Dividends to Preferred Shareholders from net investment income	(170,011)	(335,411)	(422,572)	(835,377)
Net increase (decrease) in net assets applicable to Common
Shareholders resulting from operations	(9,182,643)	15,737,609	(14,269,477)	34,073,615
Dividends to Common Shareholders From
Net investment income	(3,605,083)	(6,905,867)	(8,329,383)	(16,094,370)
Capital Share Transactions
Reinvestment of common dividends	91,502	75,047	—	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(12,696,224)	8,906,789	(22,598,860)	17,979,245
Beginning of period	117,340,848	108,434,059	271,609,433	253,630,188
End of period	$ 104,644,624	$ 117,340,848	$ 249,010,573	$ 271,609,433
Undistributed net investment income	$ 1,944,592	$ 1,855,567	$ 4,770,243	$ 4,760,896

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT JANUARY 31, 2011

Statements of Changes in Net Assets (concluded)
	BlackRock MuniYield New Jersey		BlackRock MuniYield Pennsylvania
	Quality Fund, Inc. (MJI)		Quality Fund, Inc. (MPA)
	Six Months Ended		Six Months Ended
	January 31,	Year Ended	January 31,	Year Ended
	2011	July 31,	2011	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 4,002,749	$ 8,588,358	$ 5,421,379	$ 10,608,015
Net realized gain	472,175	421,725	90,014	930,379
Net change in unrealized appreciation/depreciation	(12,298,342)	8,014,923	(17,184,151)	10,792,131
Dividends and distributions to Preferred Shareholders from:
Net investment income	(217,863)	(375,004)	(190,402)	(373,148)
Net realized gain	—	(93,892)	—	—
Net increase (decrease) in net assets applicable to Common
Shareholders resulting from operations	(8,041,281)	16,556,110	(11,863,160)	21,957,377
Dividends and Distributions to Common Shareholders From
Net investment income	(3,816,948)	(7,425,642)	(5,259,314)	(9,345,182)
Net realized gain	—	(883,128)	—	—
Decrease in net assets resulting from dividends and distributions to
Common Shareholders	(3,816,948)	(8,308,770)	(5,259,314)	(9,345,182)
Capital Share Transactions
Reinvestment of common dividends and distributions	373,793	227,441	88,230	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(11,484,436)	8,474,781	(17,034,244)	12,612,195
Beginning of period	132,281,225	123,806,444	176,530,420	163,918,225
End of period	$ 120,796,789	$ 132,281,225	$ 159,496,176	$ 176,530,420
Undistributed net investment income	$ 3,166,913	$ 3,198,975	$ 2,876,228	$ 2,904,565

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 37

Statements of Cash Flows
	Muniholdings	MuniYield
	California	Pennsylvania
	Quality Fund,	Quality Fund
Six Months Ended January 31, 2011 (Unaudited)	Inc. (MUC)	(MPA)
Cash Used for Operating Activities
Net decrease in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ (43,919,195)	$ (11,676,901)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(2,478,241)	(256,153)
Increase in other assets	(3,110)	—
Increase in income receivable — affiliated	(898)	—
Decrease in cash pledged as collateral for financial futures contracts	84,400	—
Decrease in investment advisory fees payable	(7,963)	(8,141)
Increase in interest expense and fees payable	53,624	2,495
Increase in other affiliates payable	2,462	433
Decrease in other accrued expenses payable	(75,276)	(41,027)
Decrease in margin variation payable	(35,938)	—
Increase in Officer's and Directors' fees payable	18,590	50
Net realized and unrealized gain	63,393,889	17,097,879
Amortization of premium and discount on investments	1,474,475	178,906
Proceeds from sales of long-term investments	108,458,205	10,851,928
Purchases of long-term investments	(167,861,446)	(14,341,073)
Net proceeds from sales of short-term securities	59,297,499	3,500,844
Cash provided by operating activities	18,401,077	5,309,240
Cash Provided by Financing Activities
Cash payments on trust certificates	—	(5,000)
Cash dividends paid to Common Shareholders	(17,862,138)	(5,118,983)
Cash dividends paid to Preferred Shareholders	(538,939)	(185,257)
Cash used for financing activities	(18,401,777)	(5,309,240)
Cash
Net change in cash	—	—
Cash at beginning of period	—	—
Cash at end of period	—	—
Cash Flow Information
Cash paid during the period for interest and fees	$ 669,455	$ 157,661
Noncash Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	—	$ 88,230
A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT JANUARY 31, 2011

Financial Highlights			BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
	Six Months
	Ended		Period
	January 31,	Year Ended	July 1, 2009
	2011	July 31,	to July 31,		Year Ended June 30,
	(Unaudited)	2010	2009	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 14.55	$ 13.21	$ 13.05	$ 13.84	$ 14.48	$ 14.44	$ 15.40
Net investment income[1]	0.48	0.92	0.08	0.90	0.96	1.01	1.05
Net realized and unrealized gain (loss)	(1.56)	1.24	0.14	(0.89)	(0.60)	0.07	(0.85)
Dividends to Preferred Shareholders from
net investment income	(0.01)	(0.03)	(0.00)[2]	(0.15)	(0.32)	(0.31)	(0.25)
Net increase (decrease) from investment operations	(1.09)	2.13	0.22	(0.14)	0.04	0.77	(0.05)
Dividends to Common Shareholders from
net investment income	(0.44)	(0.79)	(0.06)	(0.65)	(0.68)	(0.73)	(0.91)
Net asset value, end of period	$ 13.02	$ 14.55	$ 13.21	$ 13.05	$ 13.84	$ 14.48	$ 14.44
Market price, end of period	$ 12.71	$ 14.04	$ 12.18	$ 11.07	$ 12.24	$ 13.92	$ 13.94
Total Investment Return[3]
Based on net asset value	(7.59)%[4]	16.96%	1.75%[4]	0.21%	0.64%	5.46%	(0.29)%
Based on market price	(6.51)%[4]	22.40%	10.59%[4]	(3.88)%	(7.41)%	5.02%	(0.98)%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.38%[6]	1.23%	1.34%[6,7]	1.59%	1.58%	1.66%	1.41%
Total expenses after fees waived[5]	1.26%[6]	1.12%	1.19%[6,7]	1.40%	1.50%	1.60%	1.35%
Total expenses after fees waived and excluding interest
expense and fees[5,8]	1.01%[6]	0.98%	1.06%[6,7]	1.02%	1.14%	1.12%	1.10%
Net investment income[5]	6.64%[6]	6.52%	6.59%[6,7]	7.08%	6.72%	6.81%	7.01%
Dividends to Preferred Shareholders	0.18%[6]	0.18%	0.23%[6]	1.15%	2.22%	2.11%	1.68%
Net investment income to Common Shareholders	6.46%[6]	6.34%	6.36%[6,7]	5.93%	4.50%	4.70%	5.33%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 532,211	$ 594,734	$ 540,144	$ 533,256	$ 565,757	$ 592,053	$ 589,404
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 254,000	$ 254,000	$ 254,000	$ 287,375	$ 287,375	$ 390,000	$ 390,000
Portfolio turnover	11%	25%	1%	19%	43%	35%	34%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 77,384	$ 83,538	$ 78,166	$ 71,392	$ 74,225	$ 62,965	$ 62,795

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, net investment income and net investment income to Common Shareholders would have been
1.43%, 1.28%, 1.15%, 6.50% and 6.27%, respectively.
8 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 39

Financial Highlights		BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
	Six Months
	Ended
	January 31,
	2011			Year Ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 15.19	$ 14.40	$ 14.35	$ 14.86	$ 14.91	$ 15.62
Net investment income[1]	0.46	1.00	0.98	0.93	1.03	1.03
Net realized and unrealized gain (loss)	(1.37)	0.67	(0.11)	(0.47)	(0.03)	(0.61)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.16)	(0.31)	(0.31)	(0.26)
Net realized gain	—	(0.00)[2]	—	—	—	—
Net increase (decrease) from investment operations.	(0.93)	1.64	0.71	0.15	0.69	0.16
Dividends and distributions to Common Shareholders from:
Net investment income	(0.44)	(0.84)	(0.66)	(0.66)	(0.74)	(0.87)
Net realized gain	—	(0.01)	—	—	—	—
Total dividends and distributions to Common Shareholders	(0.44)	(0.85)	(0.66)	(0.66)	(0.74)	(0.87)
Net asset value, end of period	$ 13.82	$ 15.19	$ 14.40	$ 14.35	$ 14.86	$ 14.91
Market price, end of period	$ 13.15	$ 15.05	$ 13.38	$ 12.93	$ 14.40	$ 14.98
Total Investment Return[3]
Based on net asset value	(6.19)%[4]	11.95%	6.13%	1.35%	4.71%	1.09%
Based on market price	(9.91)%[4]	19.37%	9.45%	(5.76)%	0.99%	(0.16)%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.12%[6]	1.13%	1.30%	1.30%	1.45%	1.45%
Total expenses after fees waived[5]	1.09%[6]	1.08%	1.21%	1.23%	1.40%	1.39%
Total expenses after fees waived and excluding interest expense and fees[5,7]	1.05%[6]	1.05%	1.10%	1.15%	1.17%	1.15%
Net investment income[5]	6.11%[6]	6.71%	7.04%	6.22%	6.77%	6.80%
Dividends to Preferred Shareholders	0.23%[6]	0.22%	1.13%	2.11%	2.03%	1.72%
Net investment income to Common Shareholders	5.88%[6]	6.49%	5.91%	4.11%	4.74%	5.08%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 293,884	$ 322,681	$ 305,856	$ 304,947	$ 315,769	$ 315,649
Preferred Shares outstanding at $25,000 liquidation preference,
end of year (000)	$ 172,700	$ 172,700	$ 172,700	$ 176,700	$ 203,000	$ 203,000
Portfolio turnover	7%	13%	9%	12%	17%	16%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 67,544	$ 71,713	$ 69,278[8]	$ 68,152[8]	$ 63,898[8]	$ 63,884[8]

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
8 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT JANUARY 31, 2011

Financial Highlights				BlackRock MuniYield Investment Quality Fund (MFT)

	Six Months
	Ended		Period
	January 31,	Year Ended July 31,		November 1, 2007	Year Ended October 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.87	$ 12.83	$ 13.42	$ 14.38	$ 14.91	$ 14.72	$ 15.22
Net investment income[1]	0.46	0.92	0.94	0.71	0.95	0.97	0.98
Net realized and unrealized gain (loss)	(1.52)	0.98	(0.70)	(0.97)	(0.49)	0.24	(0.38)
Dividends to Preferred Shareholders from net
investment income	(0.02)	(0.04)	(0.15)	(0.22)	(0.31)	(0.27)	(0.17)
Net increase (decrease) from investment operations	(1.08)	1.86	0.09	(0.48)	0.15	0.94	0.43
Dividends to Common Shareholders from net
investment income	(0.43)	(0.82)	(0.68)	(0.48)	(0.68)	(0.75)	(0.90)
Capital charges resulting from issuance of Preferred Shares	—	—	—	—	—	—	(0.03)
Net asset value, end of period	$ 12.36	$ 13.87	$ 12.83	$ 13.42	$ 14.38	$ 14.91	$ 14.72
Market price, end of period	$ 12.05	$ 14.28	$ 11.80	$ 11.75	$ 12.74	$ 14.21	$ 14.18
Total Investment Return[2]
Based on net asset value	(7.97)%[3]	14.99%	1.94%	(2.97)%[3]	1.39%	6.87%	2.72%
Based on market price	(12.86)%[3]	28.72%	7.08%	(4.11)%[3]	(5.75)%	5.73%	0.54%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.21%[5]	1.19%	1.40%	1.51%[5]	1.54%	1.46%	1.38%
Total expenses after fees waived[4]	1.21%[5]	1.19%	1.37%	1.49%[5]	1.52%	1.45%	1.38%
Total expenses after fees waived and excluding interest
expense and fees[4,6]	1.09%[5]	1.09%	1.19%	1.18%[5]	1.20%	1.17%	1.20%
Net investment income[4]	6.71%[5]	6.80%	7.54%	6.60%[5]	6.53%	6.58%	6.50%
Dividends to Preferred Shareholders	0.30%[5]	0.29%	1.23%	2.07%[5]	2.13%	1.87%	1.13%
Net investment income to Common Shareholders	6.41%[5]	6.51%	6.31%	4.53%[5]	4.40%	4.71%	5.37%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 104,645	$ 117,341	$ 108,434	$ 113,449	$ 121,574	$ 126,042	$ 124,422
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 56,525	$ 56,525	$ 56,525	$ 62,250	$ 72,000	$ 72,000	$ 72,000
Portfolio turnover.	10%	38%	43%	21%	26%	34%	52%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 71,285	$ 76,900	$ 72,961	$ 70,569	$ 67,220	$ 68,769	$ 68,212

1 Based on average Common Shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 41

Financial Highlights				BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

	Six Months
	Ended		Period
	January 31,	Year Ended July 31,		November 1, 2007	Year Ended October 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.92	$ 13.93	$ 14.16	$ 15.03	$ 15.45	$ 15.32	$ 15.96
Net investment income[1]	0.49	0.98	1.00	0.70	1.06	1.04	1.08
Net realized and unrealized gain (loss)	(1.25)	0.94	(0.40)	(0.82)	(0.45)	0.22	(0.54)
Dividends to Preferred Shareholders from net
investment income	(0.02)	(0.05)	(0.16)	(0.23)	(0.32)	(0.29)	(0.18)
Net increase (decrease) from investment operations	(0.78)	1.87	0.44	(0.35)	(0.29)	0.97	0.36
Dividends to Common Shareholders from net
investment income	(0.46)	(0.88)	(0.67)	(0.52)	(0.71)	(0.84)	(0.98)
Capital charges with respect to the issuance of
Preferred Shares	—	—	—	—	—	—	(0.02)
Net asset value, end of period	$ 13.68	$ 14.92	$ 13.93	$ 14.16	$ 15.03	$ 15.45	$ 15.32
Market price, end of period	$ 12.91	$ 14.55	$ 12.25	$ 12.30	$ 13.40	$ 14.67	$ 15.31
Total Investment Return[2]
Based on net asset value	(5.31)%[3]	14.31%	4.66%	(2.02)%[3]	2.30%	6.64%	2.24%
Based on market price	(8.36)%[3]	26.76%	5.95%	(4.54)%[3]	(3.95)%	1.32%	6.10%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.06%[5]	1.07%	1.27%	1.42%[5]	1.55%	1.62%	1.42%
Total expenses after fees waived[4]	1.06%[5]	1.07%	1.25%	1.40%[5]	1.55%	1.61%	1.42%
Total expenses after fees waived and excluding interest
expense and fees[4,6]	1.01%[5]	1.03%	1.09%	1.13%[5]	1.12%	1.11%	1.10%
Net investment income[4]	6.59%[5]	6.72%	7.37%	6.19%[5]	6.95%	6.84%	6.84%
Dividends to Preferred Shareholders	0.31%[5]	0.31%	1.19%	2.05%[5]	2.12%	1.87%	1.13%
Net investment income to Common Shareholders	6.28%[5]	6.41%	6.18%	4.14%[5]	4.83%	4.97%	5.71%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 249,011	$ 271,609	$ 253,630	$ 257,806	$ 273,593	$ 281,350	$ 278,250
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 144,650	$ 144,650	$ 144,650	$ 144,650	$ 165,000	$ 165,000	$ 165,000
Portfolio turnover	7%	15%	9%	21%	10%	15%	25%
Asset coverage end of period per $1,000	$ 2,721[7]	$ 2,878[7]	$ 2,753[7]	$ 2,782[7]	$ 2,658[7]	$ 2,705[7]	$ 2,686

1 Based on average Common Shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
7 Asset coverage per Preferred Share at $25,000 liquidation preference for the periods ended 2011, 2010, 2009, 2008, 2007 and 2006 were $68,039, $71,945, $68,838,
$69,563, $66,461 and $67,638, respectively.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT JANUARY 31, 2011

Financial Highlights				BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

	Six Months
	Ended		Period
	January 31,	Year Ended July 31,		November 1, 2007	Year Ended October 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.00	$ 14.07	$ 14.23	$ 15.02	$ 15.42	$ 15.07	$ 15.46
Net investment income[1]	0.45	0.98	0.96	0.69	0.96	0.97	0.96
Net realized and unrealized gain (loss)	(1.34)	0.94	(0.27)	(0.76)	(0.42)	0.36	(0.27)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.04)	(0.15)	(0.21)	(0.28)	(0.25)	(0.16)
Net realized gain	—	(0.01)	(0.01)	(0.01)	(0.00)[2]	—	—
Net increase (decrease) from investment operations	(0.91)	1.87	0.53	(0.29)	0.26	1.08	0.53
Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.84)	(0.67)	(0.49)	(0.65)	(0.73)	(0.92)
Net realized gain	—	(0.10)	(0.02)	(0.01)	(0.01)	—	—
Total dividends and distributions to Common Shareholders	(0.43)	(0.94)	(0.69)	(0.50)	(0.66)	(0.73)	(0.92)
Capital charges with respect to the issuance of
Preferred Shares	—	—	—	—	—	—	0.00[3]
Net asset value, end of period	$ 13.66	$ 15.00	$ 14.07	$ 14.23	$ 15.02	$ 15.42	$ 15.07
Market price, end of period	$ 12.92	$ 14.92	$ 12.82	$ 12.81	$ 13.70	$ 14.96	$ 14.65
Total Investment Return[4]
Based on net asset value	(6.15)%[5]	13.90%	4.94%	(1.67)%[5]	2.00%	7.50%	3.49%
Based on market price	(10.76)%[5]	24.34%	6.22%	(2.95)%[5]	(4.10)%	7.28%	2.60%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	1.05%[7]	1.06%	1.22%	1.24%[7]	1.37%	1.59%	1.52%
Total expenses after fees waived[6]	1.04%[7]	1.05%	1.21%	1.24%[7]	1.37%	1.59%	1.52%
Total expenses after fees waived and excluding interest
expense and fees[6,8]	1.01%[7]	1.02%	1.11%	1.18%[7]	1.17%	1.15%	1.16%
Net investment income[6]	6.13%[7]	6.64%	7.10%	6.18%[7]	6.30%	6.46%	6.21%
Dividends to Preferred Shareholders	0.33%[7]	0.29%	1.12%	1.87%[7]	1.81%	1.63%	1.03%
Net investment income to Common Shareholders	5.80%[7]	6.35%	5.98%	4.31%[7]	4.49%	4.83%	5.18%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 120,797	$ 132,281	$ 123,806	$ 125,233	$ 132,174	$ 135,767	$ 132,622
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 64,475	$ 64,475	$ 64,475	$ 65,700	$ 73,500	$ 73,500	$ 73,500
Portfolio turnover	7%	12%	8%	13%	23%	11%	29%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 71,840	$ 76,294	$ 73,008	$ 72,666	$ 69,965	$ 71,185	$ 70,110

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.
8 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2011 43

Financial Highlights				BlackRock MuniYield Pennsylvania Quality Fund (MPA)

	Six Months
	Ended		Period
	January 31,	Year Ended July 31,		November 1, 2007	Year Ended October 31,
	2011			to July 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.38	$ 14.28	$ 14.30	$ 15.49	$ 15.89	$ 15.57	$ 16.04
Net investment income[1]	0.47	0.92	0.93	0.71	1.01	1.01	1.05
Net realized and unrealized gain (loss)	(1.48)	1.02	(0.15)	(1.18)	(0.40)	0.36	(0.35)
Dividends to Preferred Shareholders from net
investment income	(0.02)	(0.03)	(0.14)	(0.22)	(0.32)	(0.27)	(0.19)
Net increase (decrease) from investment operations	(1.03)	1.91	0.64	(0.69)	0.29	1.10	0.51
Dividends to Common Shareholders from net
investment income	(0.46)	(0.81)	(0.66)	(0.50)	(0.69)	(0.78)	(0.96)
Capital charges with respect to the issuance of
Preferred Shares	—	—	—	—	—	(0.00)[2]	(0.02)
Net asset value, end of period	$ 13.89	$ 15.38	$ 14.28	$ 14.30	$ 15.49	$ 15.89	$ 15.57
Market price, end of period	$ 13.24	$ 15.26	$ 12.87	$ 12.43	$ 13.67	$ 14.60	$ 14.91
Total Investment Return[3]
Based on net asset value	(6.76)%[4]	14.18%	5.88%	(4.18)%[4]	2.19%	7.52%	3.16%
Based on market price	(10.43)%[4]	25.70%	9.78%	(5.62)%[4]	(1.85)%	3.16%	1.51%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.21[6]	1.15%	1.27%	1.50%[6]	1.72%	1.70%	1.70%
Total expenses after fees waived[5]	1.20[6]	1.15%	1.25%	1.48%[6]	1.72%	1.69%	1.69%
Total expenses after fees waived and excluding interest
expense and fees[5,7]	1.02[6]	1.00%	1.06%	1.13%[6]	1.13%	1.13%	1.13%
Net investment income[5]	6.24[6]	6.17%	6.82%	6.18%[6]	6.44%	6.49%	6.56%
Dividends to Preferred Shareholders	0.21[6]	0.22%	1.00%	1.93%[6]	2.02%	1.76%	1.17%
Net investment income to Common Shareholders	6.03[6]	5.95%	5.82%	4.25%[6]	4.42%	4.73%	5.39%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 159,496	$ 176,530	$ 163,918	$ 164,119	$ 177,807	$ 182,402	$ 178,771
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 66,350	$ 66,350	$ 66,350	$ 77,400	$ 102,000	$ 102,000	$ 102,000
Portfolio turnover	4%	6%	18%	24%	35%	25%	42%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 85,099	$ 91,517	$ 86,765	$ 78,018	$ 68,585	$ 69,717	$ 68,827

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT JANUARY 31, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings California Quality Fund, Inc. (“MUC”), formerly
MuniHoldings California Insured Fund, Inc., BlackRock MuniHoldings
New Jersey Quality Fund, Inc. (“MUJ”), formerly BlackRock MuniHoldings
New Jersey Fund, Inc., BlackRock MuniYield Investment Quality Fund, Inc.
(“MFT”), formerly BlackRock MuniYield Insured Investment Fund, BlackRock
MuniYield Michigan Quality Fund, Inc. (“MIY”), formerly BlackRock MuniYield
Michigan Insured Fund, Inc., BlackRock MuniYield New Jersey Quality
Fund, Inc. (“MJI”), formerly MuniYield New Jersey Insured Fund, Inc. and
BlackRock MuniYield Pennsylvania Quality Fund, Inc. (“MPA”), formerly
MuniYield Pennsylvania Insured Fund (collectively, the “Funds” or individ-
ually, as a “Fund”), are registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. MUC, MUJ, MIY and MJI are organized as Maryland corporations. MFT and MPA are organized as Massachusetts business trusts. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The
Funds determine, and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by each Fund’s Board of Directors/Trustees (the “Board”). Municipal
investments (including commitments to purchase such investments on a
“when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may pur-
chase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, includ-
ing the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds.
Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates
(“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-
term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the
TOB to a Fund. The TOB may also be terminated without the consent of a
Fund upon the occurrence of certain events as defined in the TOB agree-
ments. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the munic-
ipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended January
31, 2011, no TOBs that the Funds participated in were
terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund's transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the
Funds' Schedules of Investments and the proceeds from the issuance of

SEMI-ANNUAL REPORT JANUARY 31, 2011 45

Notes to Financial Statements (continued)

the short-term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee serv-
ices to a TOB are shown as interest expense and fees in the Statements of
Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certifi-
cates to the TOB for redemption at par at each reset date. At January 31,
2011, the aggregate value of the underlying municipal bonds transferred to
TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying	Liability
	Municipal Bonds	for Trust	Range of
	Transferred to TOBs	Certificates	Interest Rates
MUC	$326,430,224	$181,854,633	0.29% – 0.46%
MUJ	$ 20,679,832	$ 13,262,930	0.29% – 0.39%
MFT	$ 28,316,826	$ 15,525,099	0.29% – 0.44%
MIY	$ 29,733,430	$ 16,190,000	0.27% – 0.46%
MJI	$ 7,394,789	$ 4,684,369	0.29% – 0.39%
MPA	$ 73,858,304	$ 38,440,136	0.29% – 0.49%

For the six months ended January 31, 2011, the Funds' average trust certificates outstanding and the daily weighted average interest rates, including fees, were as follows:

	Average Trust	Daily Weighted
	Certificates	Average
	Outstanding	Interest Rate
MUC	$181,854,633	0.79%
MUJ	$ 13,262,930	0.73%
MFT	$ 16,529,486	0.84%
MIY	$ 16,190,000	0.72%
MJI	$ 4,684,369	0.73%
MPA	$ 38,444,753	0.83%

Should short-term interest rates rise, the Funds' investments in TOBs may adversely affect the Funds' net investment income and dividends to
Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Funds' net asset values per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distribu-
tions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds' US federal tax returns remains open for the year ended
July 31, 2010, the period ended July 31, 2009 and for each of the two years ended June 30, 2009 for MUC, for each of the four years ended July
31, 2010 for MUJ and for each of the two years ended July 31, 2010 and period ended July 31, 2008 and for the year ended October 31, 2007 for
MFT, MIY, MJI and MPA. The statutes of limitations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund's Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in certain other
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-under represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund's deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and dis-
tributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

46 SEMI-ANNUAL REPORT JANUARY 31, 2011

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk.
These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk.)
Financial futures contracts are agreements between the Fund and counter-
party to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or pay-
ments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:
The Effect of Derivative Instruments in the Statement of Operations
Six Months Ended January 31, 2011

Net Realized Loss from
MUC
Interest rate contracts:
Financial futures contracts	$ (140,049)
Net Change in Unrealized
Appreciation/Depreciation on
MUC
Interest rate contracts:
Financial futures contracts	$ 107,141

For the six months ended January 31, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

MUC
Financial futures contracts:
Average number of contracts sold	25
Average notional value of contracts sold	$ 3,111,671

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership struc-
ture, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and
Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each
Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund's average daily net assets:

MUC	0.55%
MUJ	0.55%
MFT	0.50%
MIY	0.50%
MJI	0.50%
MPA	0.50%

Average daily net assets are the average daily value of each Fund's total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund's investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statements of Operations.
For the six months ended January 31, 2011, the amounts waived were as follows:

MUC	$24,371
MUJ	$10,703
MFT	$ 915
MIY	$ 8,209
MJI	$ 5,658
MPA	$ 4,215

The Manager, for MUC and MUJ, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOBs that exceed
35% of net assets applicable to Common Shareholders. This amount is

SEMI-ANNUAL REPORT JANUARY 31, 2011 47

Notes to Financial Statements (continued)

included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2011 the amounts waived were as follows:

Amount
MUC	$332,827
MUJ	$ 43,110

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC ("BIM"), an affiliate of the Manager. The
Manager pays BIM for services it provides, a monthly fee that is a percent-
age of the investment advisory fees paid by each Fund to the Manager.

For the period August 1, 2010 through December 31, 2010, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reim-
bursements were as follows:

MUC	$9,730
MUJ	$1,949
MFT	$1,828
MIY	$1,728
MJI	$ 828
MPA	$2,571

Effective January 1, 2011, the Funds no longer reimburse the Manager for accounting services.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds' Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales
MUC	$166,658,216	$110,073,312
MUJ	$ 33,393,203	$ 37,698,608
MFT	$ 25,912,699	$ 18,899,959
MIY	$ 29,220,911	$ 36,439,581
MJI	$ 13,889,732	$ 13,163,465
MPA	$ 11,286,773	$ 10,856,928

5. Capital Loss Carryforward:

As of July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	MUC	MFT	MIY	MPA
2011	$ 3,015,538	—	—	—
2012	—	$ 2,081,725	$3,875,883	—
2016	2,097,897	659,619	1,689,814	—
2017	8,756,104	993,919	2,031,132	$2,948,179
2018	—	6,354,819	—	893,908
Total	$13,869,539	$10,090,082	$7,596,829	$ 3,842,087

Under the recently enacted Regulated Investment Company Modernization
Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Concentration, Market and Credit Risk:

MUC, MUJ, MIY, MJI and MPA invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the
Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Funds may be exposed to counter-
party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds' Statements of Assets and Liabilities, less any collat-
eral held by the Funds.

MUC and MFT invest a significant portion of their assets in securities in the County/City/Special District/School District and Utilities sectors. MUJ and MJI invest a significant portion of their assets in securities in the State sector. MIY invests a significant portion of its assets in securities in the
County/City/Special District/School District sector. MPA invests a signifi-
cant portion of its assets in securities in the County/City/Special
District/School District and State sectors.

Changes in economic conditions affecting the County/City/Special
District/School District, State and Utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

MFT and MPA are authorized to issue an unlimited number of Common
Shares, par value $0.10 per share together with 1 million Preferred Shares of beneficial interest, par value is $0.05 per share. Each Fund’s Board is authorized, however, to reclassify any unissued shares without approval of
Common Shareholders.

48 SEMI-ANNUAL REPORT JANUARY 31, 2011

Notes to Financial Statements (continued)

MUC, MUJ, MIY, and MJI are authorized to issue 200 million shares, includ-
ing Preferred Shares, par value is $0.10 per share or $0.05 per share, all of which were initially classified as Common Shares. Each Fund’s Board is authorized, however, to reclassify any unissued shares without approval of
Common Shareholders.

Common Shares

Shares issued and outstanding remained constant for MUC and MIY during the six months ended January 31, 2011 and the year ended July 31,
2010, respectively.

For MUJ, shares issued and outstanding increased by 12,381 as a result of reinvestment of dividends for the six months ended January 31, 2011 and remained constant during the year ended July 31, 2010.

For MFT, shares issued and outstanding increased by 6,451 for the six months ended January 31, 2011 and increased by 5,456 as a result of reinvestment of dividends during the year ended July 31, 2010.

For MJI, shares issued and outstanding increased by 24,556 for the six months ended January 31, 2011 and increased by 15,316 as a result of reinvestment of dividends during the year ended July 31, 2010.

For MPA, shares issued and outstanding increased by 5,736 as a result of reinvestment of dividends for the six months ended January 31, 2011 and remained constant during the year ended July 31, 2010.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund's Articles of Supplementary (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Fund may effect repurchases of its
Preferred Shares at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem its Preferred
Shares from time to time as provided in the applicable Governing
Instrument. Each Fund intends to effect such redemptions and/or repur-
chases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with holders of
Common Shares (one vote per share) as a single class. However, the hold-
ers of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund's sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency as of January 31, 2011:

				Reset
		Preferred	Effective Frequency
	Series	Shares	Yield	Days
MUC	A	1,251[1]	0.41%	7
	B	2,527[1]	0.44%	7
	C	2,084[1]	0.44%	7
	D	1,928[1]	0.44%	7
	E	2,370[1]	0.44%	7
MUJ	A	1,157[1]	0.41%	7
	B	1,157[1]	0.44%	7
	C	2,042[1]	0.44%	7
	D	1,599[1]	0.44%	7
	E	953[1]	0.44%	7
MFT	A	1,884[1]	0.41%	7
	B	377[2]	1.50%	7
MIY	A	1,753[1]	0.44%	7
	B	1,753[1]	0.44%	7
	C	1,403[1]	0.44%	7
	D	877[2]	1.47%	7
MJI	A	1,965[1]	0.44%	7
	B	614[2]	1.50%	7
MPA	A	1,041[1]	0.41%	7
	B	1,249[1]	0.44%	7
	C	364[2]	1.50%	7

1 The maximum applicable rate on this series of Preferred Shares is the higher of
110% plus or times (i) the Telerate/BAA LIBOR or (ii) 90% of Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.
2 The maximum applicable rate on this series of Preferred Shares is the higher of
110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days, based on the results of an auction. If the Preferred
Shares fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of
Preferred Shares is the higher of 110% of the AA commercial paper rate or
100% of 90% of the Kenny S&P 30-day High Grade Index divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Fund for the six months ended January 31,
2011 were as follows:

SEMI-ANNUAL REPORT JANUARY 31, 2011 49

Notes to Financial Statements (concluded)

	Series	Low	High	Average
MUC	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.50%	0.42%
	D	0.37%	0.50%	0.42%
	E	0.37%	0.50%	0.42%
MUJ	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.50%	0.42%
	D	0.37%	0.50%	0.42%
	E	0.37%	0.50%	0.42%
MFT	A	0.37%	0.50%	0.42%
	B	1.43%	1.56%	1.48%
MIY	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.50%	0.42%
	D	0.37%	0.50%	0.42%
MJI	A	0.37%	0.50%	0.42%
	B	1.43%	1.56%	1.48%
MPA	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	1.43%	1.56%	1.48%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.37% to 1.56%
for the six months ended January 31, 2011. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Fund's auction rate Preferred Shares than buyers. A successful auction for the Funds' Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Funds pay commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully clear their auctions.
Certain broker dealers have individually agreed to reduce commissions for failed auctions.

Preferred Shares issued and outstanding remained constant for the six months ended January 31, 2011 for all Funds.

During the period, MIY and MPA entered into a Fee Agreement (the
“Agreement”) with a financial institution in relation to the potential refinanc-
ing of Preferred Shares. Pursuant to the terms of the Agreement, effective
February 1, 2011 MIY and MPA will pay a liquidity fee, through the earlier of the date of the potential refinancing or July 1, 2011, at an annual rate of 0.50% of the potential refinancing amounts.

8. Restatement Information:

During the year ended October 31, 2006 MIY determined that the criteria for sale accounting under US GAAP has not been met for certain transfers of municipal bonds related to investments in TOB Residuals, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the year ended
October 31, 2005 for MIY have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights for MIY	Previously
Year Ended October 31, 2005	Reported	Restated
Total expenses[1]	1.10%	1.42%
Total expenses after fees waived[1]	1.10%	1.42%
Portfolio turnover	30.16%	25%
1 Do not reflect the effect of dividends to Preferred Shareholders.

9. Subsequent Events:

Management's evaluation of the impact of all subsequent events on the
Funds' financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 1, 2011 to
Common Shareholders of record February 15, 2011 as follows:

Common Dividend Per Share
MUC	$0.0755
MUJ	$0.0740
MFT	$0.0710
MIY	$0.0765
MJI	$0.0720
MPA	$0.0765

Each Fund paid a net investment income dividend on March 31, 2011 to
Common Shareholders of record March 15, 2011 as follows:

Common Dividend Per Share
MUC	$0.0765
MUJ	$0.0740
MFT	$0.0710
MIY	$0.0765
MJI	$0.0720
MPA	$0.0765

The dividends declared on Preferred Shares for the period February 1,
2011 to February 28, 2011 were as follows:

Dividends
	Series	Declared
MUC	A	$ 2,555
	B	$ 5,109
	C	$ 2,261
	D	$ 2,714
	E	$ 4,149
MUJ	A	$ 2,363
	B	$ 1,255
	C	$ 3,575
	D	$ 2,251
	E	$ 1,927
MFT	A	$ 3,848
	B	$ 1,903
MIY	A	$ 3,069
	B	$ 3,544
	C	$ 1,975
	D	$ 6,257
MJI	A	$ 3,973
	B	$ 2,456
MPA	A	$ 8,361
	B	$ 9,947
	C	$10,296

50 SEMI-ANNUAL REPORT JANUARY 31, 2011

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
Richard S. Davis, Fund President1 and Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, Fund President2 and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira Shapiro, Secretary
1 Fund President for MFT and MPA
2 Fund President for MUC, MUJ, MIY and MJI

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodians
State Street Bank and Trust Company3
Boston, MA 02111

The Bank of New York Mellon4
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.3
Providence, RI 02940

BNY Mellon Shareowner Services4
Jersey City, NJ 07310

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
3 For MPA
4 For MUC, MUJ, MFT, MIY and MJI

Effective February 11, 2011, John M. Perlowski became President and Chief Executive
Officer of the Funds.

Effective November 10, 2010, Ira Shapiro became Secretary of the Funds.

SEMI-ANNUAL REPORT JANUARY 31, 2011 51

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 2, 2010 for shareholders of record on July 6, 2010, to elect director nominees for each Fund. Due to a lack of quorum of Preferred Shares, action on the proposal regarding the Preferred Shares nominees' election for MFT,
MIY, MJI, MPA and MUC was subsequently adjourned to October 5, 2010; and action on the proposal regarding Preferred Shares nominees'
election for MFT and MPA was additionally adjourned to November 2, 2010. There were no broker non-votes with regard to any of the Funds.

	Richard E. Cavanagh				Richard S. Davis			Frank J. Fabozzi
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MUC	33,365,538	1,778,962	0	33,403,157	1,741,343	0	1,895	61	3,596
MUJ	18,723,497	433,592	0	18,687,233	469,856	0	1,339	988	0
MFT¹	7,047,589	419,540	0	7,041,016	426,113	0	698	16	0
MIY	15,265,979	569,280	0	15,290,454	544,805	0	1,616	23	569
MJI	7,456,535	200,773	0	7,458,111	199,197	0	381	120	424
MPA¹	10,499,533	247,006	0	10,486,280	260,259	0	586	10	0
	Kathleen F. Feldstein				James T. Flynn			Henry Gabbay
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MUC	33,271,028	1,873,472	0	33,386,787	1,757,713	0	33,401,943	1,742,557	0
MUJ	18,544,214	612,875	0	18,729,957	427,132	0	18,744,553	412,536	0
MFT	7,026,724	440,405	0	7,044,589	422,540	0	7,047,589	419,540	0
MIY	15,213,327	621,932	0	15,225,773	609,486	0	15,249,609	585,650	0
MJI	7,416,299	241,009	0	7,522,210	135,098	0	7,457,310	199,998	0
MPA	10,481,819	264,720	0	10,486,239	260,300	0	10,489,591	256,948	0
		Jerrold B. Harris			R. Glenn Hubbard			W. Carl Kester
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MUC	33,298,703	1,845,797	0	33,352,559	1,791,941	0	1,895	61	3,596
MUJ	18,721,239	435,850	0	18,621,695	535,394	0	1,341	1,335	0
MFT¹	7,039,032	428,097	0	7,047,589	419,540	0	698	16	0
MIY	15,227,534	607,725	0	15,263,244	572,015	0	1,616	23	569
MJI	7,459,685	197,623	0	7,456,310	200,998	0	381	120	424
MPA¹	10,486,202	260,337	0	10,491,773	254,766	0	586	10	0
		Karen P. Robards
		Votes
	Votes For	Withheld	Abstain
MUC	33,246,475	1,898,025	0
MUJ	18,630,372	526,717	0
MFT	7,047,589	419,540	0
MIY	15,275,535	559,724	0
MJI	7,432,662	224,646	0
MPA	10,503,429	243,110	0
[1] Due to the lack of a quorum of Preferred Shares, MFT and MPA were unable to act on the election of the two directors reserved for election solely by the Preferred Shareholders for the Funds. Accordingly, Frank J. Fabozzi and W. Carl Kester will remain in office and continue to serve as directors for the Funds.

52 SEMI-ANNUAL REPORT JANUARY 31, 2011

Additional Information (continued)

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to pro-
vide shareholders with a more stable level of dividend distributions, the
Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

On June 10, 2010, BlackRock Advisors, LLC, the Funds’ investment advisor
(the “Manager”), announced that MUJ and MIY each received a demand letter from a law firm on behalf of Common Shareholders of MUJ and MIY.
The demand letters allege that the Manager and officers and Boards of
Directors (the “Boards”) of MUJ and MIY breached their fiduciary duties by redeeming at par certain of MUJ and MIY’s Preferred Shares, and demanded that the Boards take action to remedy those alleged breaches.
In response to the demand letter, the Boards established a Demand
Review Committee (the “Committee”) of the Independent Directors to inves tigate the claims made in the demand letters with the assistance of inde-
pendent counsel. Based upon its investigation, the Committee recommended that the Boards reject the demand specified in the demand letters. After reviewing the findings of the Committee, the Board for each
Fund unanimously adopted the Committee’s recommendation and unani-
mously voted to reject the demand.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. Each Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is avail-
able (1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds.

SEMI-ANNUAL REPORT JANUARY 31, 2011 53

Additional Information (continued)

Board Approvals

On September 1, 2010, the Board of Directors (the “Boards”) of MUC,
MUJ, MFT, MIY, MJI, and MPA (the “Funds”) approved changes to certain investment policies of the Funds.

Historically, under normal market conditions, each Fund has been required to invest at least 80% of its assets in municipal bonds either (i) insured under an insurance policy purchased by the Fund or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. In September 2008, the Funds adopted an amended investment pol-
icy of purchasing only municipal bonds insured by insurance providers with claims-paying abilities rated investment grade at the time of investment
(the “Insurance Investment Policy”).

Following the onset of the credit and liquidity crises, the claims-paying abil-
ity rating of most of the municipal bond insurance providers was lowered by the rating agencies. These downgrades called into question the long-
term viability of the municipal bond insurance market, which had the potential to severely limit the ability of the Manager to manage the Funds under the Insurance Investment Policy.

As a result, on September 1, 2010, the Manager recommended, and the
Boards approved, the removal of the Insurance Investment Policy. As a result of this investment policy change, the Funds are not required to dis-
pose of assets currently held within the Funds. The Funds will maintain, and have no current intention to amend, their investment policy of, under normal market conditions, generally investing in municipal obligations rated investment grade at the time of investment.

As each Fund increases the amount of its assets that are invested in municipal obligations that are not insured, the Fund’s shareholders will be exposed to the risk of the failure of such securities’ issuers to pay interest and repay principal and will not have the benefit of protection provided under municipal bond insurance policies. As a result, shareholders will be more dependent on the analytical ability of the Manager to evaluate the credit quality of issuers of municipal obligations in which the Fund invests.
The Boards believe that the amended investment policy is in the best inter-
ests of each Fund and its shareholders because it believes that the poten-
tial benefits from increased flexibility outweigh the potential increase in risk from the lack of insurance policies provided by weakened insurance providers. Of course, the new investment policy cannot assure that each
Fund will achieve its investment objective.

As disclosed in each Fund’s prospectus, each Fund is required to provide shareholders 60 days notice of a change to the Insurance Investment
Policy. Accordingly, a notice describing the changes discussed above was mailed to shareholders of record as of September 1, 2010.The new invest-
ment policy took effect on November 9, 2010. The Manager has been grad-
ually repositioning each Fund’s portfolios over time, and during such period, each Fund may continue to hold a substantial portion of its assets in insured municipal bonds. At this time, the repositioning of each Fund’s portfolio is still taking place, and the Funds will continue to be subject to risks associated with investing a substantial portion of their assets in insured municipal bonds until the repositioning is complete. No action is required by shareholders of the Funds in connection with this change.

In connection with this change in non-fundamental policy, each of the
Funds underwent a name change to reflect its new portfolio characteristics.

Each Fund continues to trade on the New York Stock Exchange under its current ticker symbol.

The approved changes did not alter any Fund’s investment objective.

54 SEMI-ANNUAL REPORT JANUARY 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT JANUARY 31, 2011 55

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common

Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies –
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes to any of the portfolio managers identified in the most recent annual report on Form N-CSR

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: April 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: April 4, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: April 4, 2011